UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549
                                          --------

                                         FORM N-CSR
                                          --------

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                   INVESTMENT COMPANIES

                        INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                     STI CLASSIC FUNDS
                    (Exact name of registrant as specified in charter)
                                          --------


                                       2 Oliver Street
                                      Boston, MA 02109
                    (Address of principal executive offices) (Zip code)

                               Trusco Capital Management, Inc.
                                 50 Hurt Plaza; Suite 1400
                                 Atlanta, Georgia 30303
                        (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                            DATE OF FISCAL YEAR END: MAY 31, 2004

                        DATE OF REPORTING PERIOD: NOVEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                   SEMI-ANNUAL

.................................................................................

                                FINANCIAL REPORT

.................................................................................

                                STI CLASSIC FUNDS

.................................................................................

                            A Family of Mutual Funds

.................................................................................


                                   BOND FUNDS
                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND


                               MONEY MARKET FUNDS
             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                November 30, 2003


                        [STI Classic Funds Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

Following a rough first quarter, investors enjoyed above-average annualized equity market returns, while the fixed-income markets experienced a modest decline. The stock market, as measured by the S&P 500 Index, rose 10.80% on a total return basis for the six months ended November 30, 2003, while bonds, as measured by the Lehman Aggregate Bond Index, slipped 1.03%. This continued broadly based, positive equity market performance was most welcome following the worst three-year market since the 1930s. We remain positive on the economy and the stock market looking forward, but we also see some factors emerging in 2004 that could generate short-term turbulence.

The year got off to a rocky start amid a myriad of concerns including a sluggish economy, potential deflation, corporate malfeasance, and war with Iraq; any one of which would be sufficient to cause market turmoil. Layoffs, inventory reductions, and other cost cutting measures continued as corporations struggled to regain profitability. The S&P 500 Index fell 14.5% between November 30, 2002 and mid-March 2003. However, the consumer received new financial stimulus from another sharp drop in mortgage rates, an accommodative monetary policy from the Federal Reserve, and passage of a new tax cut package. This influx of funds, along with a competitive pricing environment, was enough to keep consumers in a buying mood despite a continued weak job market, and companies made significant strides in returning to profitability. By the fall of Baghdad in early April, it was evident that corporate earnings had turned the corner, and investors exited low-yielding bonds and money market funds in favor of stocks.

Within the equity markets, small-cap and international stocks generated the strongest returns, reinforcing the value of having a diversified portfolio. The S&P SmallCap 600 Index rose 23.90%, and the MSCI EAFE Index returned 20.26% between May 31 and November 30, 2003. Within the large-cap equity arena, which includes the S&P 500 Index, the initial market rally favored lower quality companies with severely depressed prices; what some have referred to as a "dash to trash." Higher quality companies with stronger earnings growth trailed. Within the fixed-income markets, the improving economy benefited credit-sensitive sectors, such as the corporate bond market, on a relative basis, while the high-yield market in particular surged over 9%.

Looking ahead, our expectations for the economy remain positive, highlighted by renewed job growth and further corporate capital investment. We remain positive on equities, but believe returns will be more challenging in the coming year. Thus, greater price sensitivity on individual issues is warranted. Deflation fears are abating, but the Federal Reserve will likely keep rates at or near the current four-decade low for a "considerable period", which should further support the expansion. Government spending will continue to be strong, and the decline in the dollar will improve the value of multinational foreign earnings. These factors, along with 2004 being a Presidential election year, should help sustain a favorable climate for corporate earnings and stock prices. However, over the near-term, the market advance could pause, consolidate, and digest the recent rally before moving higher. In the fixed-income markets, low inflation and a steady Federal Reserve policy should continue to support bond valuations over the near-term, but cyclical economic forces are likely to put pressure on inflation and lift bond yields from the current secular low.

We believe our emphasis on fundamental research on each company security we purchase will provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic family of mutual funds. We thank you for the confidence and trust you show by investing in our Funds, and we will continue to earn and validate that trust.


                                      Sincerely,
                                      /s/ Douglas S. Phillips
                                      Douglas S. Phillips, CFA
                                      Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (60.2%)
   U.S. Treasury Notes
     5.875%, 11/15/05                             $4,000                $ 4,297
     5.625%, 05/15/08                              2,800                  3,084
     4.375%, 08/15/12                              2,000                  2,028
     4.250%, 08/15/13                              2,000                  1,992
     3.250%, 08/15/07                              4,940                  5,004
     3.125%, 10/15/08                              3,000                  2,972
     1.625%, 09/30/05                              4,000                  3,979
                                                                        -------
Total U.S. Treasury Obligations
     (Cost $23,383)                                                      23,356
                                                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (27.9%)
   FHLB
     2.875%, 09/15/06                              1,000                  1,003
   FHLMC
     6.625%, 09/15/09                                625                    711
     5.875%, 03/21/11                              1,420                  1,520
     5.250%, 01/15/06                              3,175                  3,369
     5.000%, 10/01/18                                448                    454
     4.500%, 11/01/18                                345                    342
   FNMA
     6.500%, 11/01/33                                515                    537
     6.260%, 05/01/12                                316                    346
     5.725%, 03/01/12                                240                    255
     5.500%, 05/02/06                              1,825                  1,946
   GNMA
     5.500%, 12/15/32                                247                    250
     5.000%, 08/15/33                                 99                     98
                                                                        -------
Total U.S. Government Agency Obligations
     (Cost $10,860)                                                      10,831
                                                                        -------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (8.9%)
BANKS (1.9%)
   Bank of America
     4.750%, 10/15/06                             $  300                $   315
   Bank One
     5.500%, 03/26/07                                300                    323
   Wachovia
     6.800%, 06/01/05                                 90                     96
                                                                        -------
                                                                            734
                                                                        -------
COMPUTER SERVICES (0.7%)
   Computer Sciences
     3.500%, 04/15/08                                200                    198
   First Data
     3.375%, 08/01/08                                 60                     59
                                                                        -------
                                                                            257
                                                                        -------
FINANCE (1.1%)
   CIT Group
     4.125%, 02/21/06                                 65                     67
   General Electric Capital
     3.500%, 05/01/08                                120                    119
   Household Finance
     5.750%, 01/30/07                                 60                     65
   International Lease Finance
     3.750%, 08/01/07                                 90                     91
   Verizon Global Funding
     7.250%, 12/01/10                                 80                     91
                                                                        -------
                                                                            433
                                                                        -------
FOOD, BEVERAGE & TOBACCO (0.2%)
   Coca-Cola Enterprises
     5.250%, 05/15/07                                 65                     69
                                                                        -------
INSURANCE (0.5%)
   Allstate
     7.875%, 05/01/05                                200                    216
                                                                        -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                             FACE AMOUNT
                                            (000)/SHARES             VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (3.2%)
   Bear Stearns
     5.700%, 01/15/07                             $  300                $   323
   Citigroup
     6.750%, 12/01/05                                200                    217
   Goldman Sachs Group
     4.750%, 07/15/13                                615                    594
   JP Morgan Chase
     5.250%, 05/30/07                                 60                     63
   Lehman Brothers Holdings
     4.000%, 01/22/08                                 60                     61
                                                                        -------
                                                                          1,258
                                                                        -------
PETROLEUM & FUEL PRODUCTS (0.3%)
   Conoco
     8.500%, 05/25/05                                100                    109
                                                                        -------
UTILITIES (1.0%)
   Alabama Power
     3.125%, 05/01/08                                165                    162
   Carolina Power and Light
     6.500%, 07/15/12                                100                    110
   PacifiCorp
     6.900%, 11/15/11                                100                    114
                                                                        -------
                                                                            386
                                                                        -------
Total Corporate Obligations
     (Cost $3,479)                                                        3,462
                                                                        -------
CASH EQUIVALENTS (3.6%)
   Federated Prime Obligation
     Money Market Fund                           350,644                    351
   Federated Prime Value
     Money Market Fund                         1,038,830                  1,039
                                                                        -------
Total Cash Equivalents
     (Cost $1,390)                                                        1,390
                                                                        -------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Merrill Lynch
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $103,188
     (collateralized by FNMA
     Obligations: total market
     value $109,913) (D)                            $103                $   103
                                                                        -------
   Total Repurchase Agreement
     (Cost $103)                                                            103
                                                                        -------
   Total Investments (100.9%)
     (Cost $39,215)                                                      39,142
                                                                        -------
OTHER ASSETS AND LIABILITIES (-0.9%)
Investment Advisory Fees Payable                                             (6)
Administration Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                          (335)
                                                                        -------
Total Other Assets and Liabilities                                         (342)
                                                                        -------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 1,712,256 outstanding
   shares of beneficial interest                                         17,120
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 2,172,730 outstanding
   shares of beneficial interest                                         21,771
Accumulated net realized loss on investments                                (18)
Net unrealized depreciation on investments                                  (73)
                                                                        -------
Total Net Assets (100.0%)                                               $38,800
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($17,102,038 / 1,712,256 shares)                                       $9.99
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($21,698,263 / 2,172,730 shares)                                       $9.99
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (11.2%)
   U.S. Treasury Notes
     6.500%, 05/15/05                             $  600                $   641
     5.750%, 11/15/05                                500                    536
     3.500%, 11/15/06                                525                    540
     2.125%, 08/31/04                                100                    101
     2.000%, 11/30/04                                600                    603
                                                                        -------
Total U.S. Treasury Obligations
     (Cost $2,413)                                                        2,421
                                                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (38.4%)
   FHLB
     3.875%, 12/15/04                                300                    307
     3.250%, 08/15/05                                450                    459
   FHLB, Ser 273
     5.625%, 05/14/04                                700                    714
   FHLB, Ser 322
     3.875%, 03/15/05                                625                    643
   FHLB, Ser 392
     2.500%, 03/15/06                                650                    651
   FHLB, Ser DQ07
     2.625%, 05/15/07                                100                     98
   FHLMC
     5.500%, 07/15/06                                275                    295
     5.000%, 05/15/11                                185                    189
     4.250%, 06/15/05                                375                    388
     4.000%, 07/01/08                                283                    287
     3.362%, 07/01/33                                288                    291
     3.250%, 11/15/04                                500                    508
     3.000%, 07/15/04                                425                    430
     2.250%, 07/06/05                                200                    200
   FHLMC, MTN
     2.050%, 07/14/06                                425                    420
   FNMA
     4.000%, 11/25/16                                275                    279
     3.500%, 09/15/04                                500                    508
     3.202%, 05/01/33                                339                    338
     3.175%, 09/01/33                                301                    311
     3.153%, 10/01/33                                153                    158
     1.875%, 12/15/04                                500                    502


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
   SLMA
     1.340%, 09/15/06                             $  330                $   330
                                                                        -------
Total U.S. Government Agency Obligations
     (Cost $8,288)                                                        8,306
                                                                        -------
CORPORATE OBLIGATIONS (41.8%)
AUTOMOTIVE (1.2%)
   DaimlerChrysler
     7.750%, 06/15/05                                250                    269
                                                                        -------
BANKS (6.6%)
   Bank One
     5.500%, 03/26/07                                280                    301
   Bank of America
     6.625%, 06/15/04                                300                    309
     6.500%, 03/15/06                                150                    163
   Citibank
     4.100%, 12/07/06                                300                    307
   Wachovia
     6.800%, 06/01/05                                100                    107
   Wells Fargo
     6.625%, 07/15/04                                225                    232
                                                                        -------
                                                                          1,419
                                                                        -------
CABLE (0.8%)
   Comcast Cablevision
     8.375%, 05/01/07                                 85                     98
   Univision Communications
     2.875%, 10/15/06                                 85                     84
                                                                        -------
                                                                            182
                                                                        -------
CAPITAL GOODS (0.5%)
   Masco
     6.750%, 03/15/06                                100                    109
                                                                        -------
FINANCE (9.1%)
   American General
     6.750%, 06/15/05                                250                    268
   Boeing Capital (E)
     5.650%, 05/15/06                                200                    213

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   CIT Group
     4.125%, 02/21/06                             $  300                $   309
   Countrywide Home Loan (E)
     5.500%, 08/01/06                                200                    212
   Diageo Capital PLC
     3.375%, 03/20/08                                200                    198
   Ford Motor Credit
     7.500%, 03/15/05                                100                    105
     6.875%, 02/01/06                                100                    105
   GMAC
     6.750%, 01/15/06                                 50                     53
   GMAC, MTN
     6.380%, 01/30/04                                100                    101
   General Electric Capital, Ser A, MTN
     2.850%, 01/30/06                                300                    303
   JP Morgan Chase (E)
     5.250%, 05/30/07                                100                    106
                                                                        -------
                                                                          1,973
                                                                        -------
FOOD, BEVERAGE & TOBACCO (1.0%)
   Conagra Foods
     7.500%, 09/15/05                                 90                     98
   Safeway
     6.150%, 03/01/06                                100                    107
                                                                        -------
                                                                            205
                                                                        -------
INSURANCE (2.6%)
   Allstate
     7.875%, 05/01/05                                260                    281
   Liberty Media (E)
     3.500%, 09/25/06                                100                    100
   MetLife
     3.911%, 05/15/05                                115                    118
   Safeco
     4.200%, 02/01/08                                 65                     65
                                                                        -------
                                                                            564
                                                                        -------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (10.2%)
   Bear Stearns
     5.700%, 01/15/07                             $  310                $   334
   Citigroup
     6.750%, 12/01/05                                275                    298
   Credit Suisse First Boston (E)
     5.875%, 08/01/06                                250                    269
   Goldman Sachs Group
     7.625%, 08/17/05                                250                    273
   Lehman Brothers Holdings
     7.750%, 01/15/05                                225                    241
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                                295                    296
   Morgan Stanley
     7.750%, 06/15/05                                225                    244
   Paine Webber Group
     6.375%, 05/15/04                                250                    256
                                                                        -------
                                                                          2,211
                                                                        -------
MULTIMEDIA (1.3%)
   Viacom
     7.750%, 06/01/05                                250                    270
                                                                        -------
PETROLEUM & FUEL PRODUCTS (2.8%)
   Amerada Hess
     5.900%, 08/15/06                                100                    107
   Anadarko Petroleum
     3.250%, 05/01/08                                115                    112
   Kerr-McGee
     5.375%, 04/15/05                                100                    104
   Phillips Petroleum
     8.500%, 05/25/05                                250                    273
                                                                        -------
                                                                            596
                                                                        -------
REAL ESTATE (0.5%)
   EOP Operating LP
     8.375%, 03/15/06                                 95                    106
                                                                        -------
RETAIL (0.9%)
   Kroger
     7.375%, 03/01/05                                100                    106

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                             FACE AMOUNT
                                                 (000)               VALUE (000)
--------------------------------------------------------------------------------
RETAIL--CONTINUED
   Nordstrom
     8.950%, 10/15/05                             $   85                $    94
                                                                        -------
                                                                            200
                                                                        -------
TELEPHONES & TELECOMMUNICATIONS (2.5%)
   British Telecom PLC
     7.875%, 12/15/05                                250                    275
   Deutsche Telekom
     8.250%, 06/15/05                                 50                     54
   Vodafone Group PLC (A)
     7.625%, 02/15/05                                200                    214
                                                                        -------
                                                                            543
                                                                        -------
UTILITIES (1.8%)
   Alabama Power, Ser X
     3.125%, 05/01/08                                 50                     49
   National Rural Utilities
     3.000%, 02/15/06                                225                    226
   PacifiCorp
     6.750%, 04/01/05                                100                    106
                                                                        -------
                                                                            381
                                                                        -------
Total Corporate Obligations
     (Cost $8,968)                                                        9,028
                                                                        -------
ASSET-BACKED SECURITIES (7.0%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                                500                    506
   Capital Auto Receivables Asset Trust,
     Series 2002-4, Cl A4
     2.640%, 03/17/08                                500                    501
   Honda Automobile Receivables
     Owner Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                                500                    512
                                                                        -------
Total Asset-Backed Securities
     (Cost $1,500)                                                        1,519
                                                                        -------


--------------------------------------------------------------------------------

                                                  SHARES             VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.2%)
   Boston Global Investment Trust
     Enhanced Portfolio (F)                      913,996                $   914
                                                                        -------
Total Short-Term Investment
     (Cost $914)                                                            914
                                                                        -------
CASH EQUIVALENT (0.7%)
   Federated Prime Value
     Money Market Fund                           154,535                    155
                                                                        -------
Total Cash Equivalent
     (Cost $155)                                                            155
                                                                        -------
Total Investments (103.3%)
     (Cost $22,238)                                                      22,343
                                                                        -------
OTHER ASSETS AND LIABILITIES (-3.3%)
Payable Upon Return of Securities Loaned                                   (914)
Investment Advisory Fees Payable                                             (6)
Administration Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                           208
                                                                        -------
Total Other Assets and Liabilities                                         (713)
                                                                        -------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,131,852 outstanding shares
   of beneficial interest                                                21,366
Distributions in excess of net investment income                             (4)
Accumulated net realized gain on investments                                163
Net unrealized appreciation on investments                                  105
                                                                        -------
Total Net Assets (100.0%)                                               $21,630
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($21,629,580 / 2,131,852 shares)                                      $10.15
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (13.6%)
   FHLB
     4.875%, 05/14/04                             $4,000               $  4,067
     1.750%, 06/17/05                              2,625                  2,617
   FHLMC
     5.000%, 01/15/04                              5,000                  5,024
     2.500%, 04/21/06                              1,975                  1,977
     1.125%, 11/07/05                              5,500                  5,500
   FHLMC Discount Note (C)
     1.073%, 01/08/04                              5,375                  5,369
   FNMA
     5.500%, 02/15/06                              1,000                  1,069
     5.125%, 02/13/04                              5,000                  5,041
     2.750%, 12/16/05                              1,500                  1,501
     2.750%, 08/11/06                              1,175                  1,168
     2.625%, 11/15/06                              1,000                    994
   FNMA Discount Note (C)
     1.070%, 02/11/04                              5,375                  5,364
   SLMA (B)
     1.396%, 08/27/04                              1,400                  1,404
                                                                       --------
Total U.S. Government Agency Obligations
     (Cost $41,113)                                                      41,095
                                                                       --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (14.7%)
   FHLMC, Ser 1B1002
     3.688%, 07/01/33                              1,899                  1,903
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                                857                    872
   FHLMC, Ser 1629 Cl HA
     3.500%, 12/15/21                                201                    203
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                                351                    359
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                                155                    156
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                                263                    267
   FHLMC, Ser 2508 Cl MF
     5.000%, 04/15/13                                452                    461


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS--CONTINUED
   FHLMC, Ser 2542 Cl AG
     4.000%, 11/15/11                             $2,039               $  2,065
   FHLMC, Ser 2542 Cl DL
     4.500%, 05/15/11                                333                    335
   FHLMC, Ser 2558 Cl BA
     5.000%, 05/15/11                                713                    725
   FHLMC, Ser 2572 Cl LB
     5.000%, 04/15/16                              1,000                  1,027
   FHLMC, Ser 2595 Cl AB
     5.000%, 02/15/14                              1,898                  1,948
   FHLMC, Ser 2685, Cl NA
     4.000%, 11/15/06                              2,842                  2,879
   FHLMC, Ser 780675
     3.362%, 07/01/33                              1,124                  1,133
   FHLMC, Ser 90818
     4.000%, 06/01/08                              2,063                  2,090
   FHLMC, Ser M80812
     4.500%, 04/01/10                              2,088                  2,115
   FHLMC, Ser M90803
     4.500%, 03/01/08                              1,706                  1,746
   FHLMC, Ser M90814
     4.000%, 05/01/08                              2,318                  2,348
   FNMA, Ser 1993-197
     6.000%, 07/25/08                              2,323                  2,383
   FNMA, Ser 2003-9 Cl UA
     4.000%, 11/25/16                              1,500                  1,520
   FNMA, Ser 555817
     3.175%, 09/01/33                              3,056                  3,155
   FNMA, Ser 555844
     3.153%, 10/01/33                              1,740                  1,793
   FNMA, Ser 635082
     5.216%, 05/01/32                              1,341                  1,357
   FNMA, Ser 688988
     3.202%, 05/01/33                              2,710                  2,707
   FNMA, Ser 692203
     4.287%, 03/01/33                              2,766                  2,777

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA, Ser 701045
     3.534%, 04/01/33                             $1,830               $  1,850
   FNMA, Ser 709050
     3.799%, 06/01/33                              2,388                  2,389
   FNMA, Ser 722615
     3.712%, 08/01/33                              1,898                  1,911
                                                                       --------
Total U.S. Government Mortgage-Backed
     Obligations (Cost $44,637)                                          44,474
                                                                       --------
CORPORATE OBLIGATIONS (31.1%)
AUTOMOTIVE (0.4%)
   DaimlerChrysler (E)
     6.400%, 05/15/06                              1,125                  1,198
                                                                       --------
BANKS (2.5%)
   Bank of America
     6.625%, 06/15/04                              2,000                  2,057
   Bank One (E)
     7.625%, 08/01/05                              1,000                  1,089
   National City Bank
     7.200%, 05/15/05                                750                    804
   US Bancorp
     2.750%, 03/30/06                              1,000                  1,005
   Wachovia
     6.950%, 11/01/04                                500                    525
   Wells Fargo
     6.625%, 07/15/04                              1,000                  1,031
     1.240%, 03/03/06 (B)                          1,000                  1,003
                                                                       --------
                                                                          7,514
                                                                       --------
BUILDING & CONSTRUCTION (0.4%)
   Masco
     6.000%, 05/03/04                              1,250                  1,272
                                                                       --------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
CABLE (1.1%)
   Cox Communications
     7.500%, 08/15/04                             $1,000               $  1,037
   TCI Communications
     8.650%, 09/15/04                                800                    848
     6.875%, 02/15/06                                500                    541
   Univision Communications
     2.875%, 10/15/06                                875                    865
                                                                       --------
                                                                          3,291
                                                                       --------
CHEMICALS-DIVERSIFIED (0.3%)
   PPG Industries
     6.750%, 08/15/04                              1,000                  1,028
                                                                       --------
ELECTRICAL SERVICES (2.0%)
   Alabama Power
     4.875%, 09/01/04                                500                    513
     2.800%, 12/01/06                                500                    498
     1.260%, 12/29/03 (B)                          1,500                  1,500
   Con Edison
     7.625%, 03/01/04                              1,250                  1,269
   Progress Energy
     6.550%, 03/01/04                                825                    835
   Virginia Electric & Power
     5.750%, 03/31/06                              1,250                  1,333
                                                                       --------
                                                                          5,948
                                                                       --------
FINANCE (8.2%)
   Caterpillar Financial Service
     2.650%, 01/30/06                                500                    501
   CIT Group
     4.125%, 02/21/06                              1,000                  1,030
     1.400%, 11/04/05 (B)                          2,500                  2,500
   Citigroup
     6.750%, 12/01/05                              1,250                  1,356
   Countrywide Home Loan
     6.850%, 06/15/04                              1,000                  1,028
     5.500%, 08/01/06 (E)                            750                    797

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   Ford Motor Credit
     7.500%, 03/15/05                             $  750               $    790
     5.750%, 02/23/04                              1,500                  1,515
   GMAC
     7.500%, 07/15/05 (E)                            750                    802
     6.850%, 06/17/04                                500                    514
     6.380%, 01/30/04                                500                    504
   General Electric Capital
     4.250%, 01/28/05                              1,225                  1,259
     1.265%, 03/15/05 (B)                          2,000                  2,003
   John Deere Capital
     4.125%, 12/05/03                              1,000                  1,000
   SLM
     1.361%, 01/25/06                              2,000                  2,005
     1.340%, 09/15/06 (B)                          2,000                  2,002
   Textron Financial
     5.950%, 03/15/04                                750                    759
     2.750%, 06/01/06                                635                    629
   Washington Mutual Financial
     8.250%, 06/15/05                                600                    654
     5.850%, 01/27/04 (E)                          3,000                  3,023
                                                                       --------
                                                                         24,671
                                                                       --------
FOOD, BEVERAGE & TOBACCO (1.4%)
   ConAgra Foods
     7.500%, 09/15/05                                825                    897
   Diageo Capital PLC
     6.625%, 06/24/04                                795                    819
     6.125%, 08/15/05                                500                    531
   Kellogg
     4.875%, 10/15/05                                750                    786
   Safeway
     6.150%, 03/01/06                                750                    801
   Unilever Capital (E)
     6.875%, 11/01/05                                500                    543
                                                                       --------
                                                                          4,377
                                                                       --------


--------------------------------------------------------------------------------
                                                  FACE
                                               AMOUNT (000)          VALUE (000)
--------------------------------------------------------------------------------
FORESTRY (0.4%)
   Weyerhaeuser
     5.500%, 03/15/05                             $1,250               $  1,299
                                                                       --------
GOVERNMENT-REGIONAL (0.4%)
   Province of Ontario
     7.000%, 08/04/05                              1,000                  1,079
                                                                       --------
INDUSTRIAL (0.5%)
   IBM, MTN
     5.250%, 12/01/03                                450                    450
   Pitney Bowes
     5.500%, 04/15/04                              1,125                  1,142
                                                                       --------
                                                                          1,592
                                                                       --------
INSURANCE (2.2%)
   Allstate
     7.875%, 05/01/05                                750                    810
   ASIF Global (A)(B)
     1.320%, 05/30/06                              2,500                  2,505
   MetLife Global (A)(B)
     1.320%, 08/28/06                              3,250                  3,252
                                                                       --------
                                                                          6,567
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS (4.4%)
   Bear Stearns
     3.000%, 03/30/06                              1,500                  1,513
   Credit Suisse (B)
     1.430%, 02/22/05                              2,000                  2,004
   JP Morgan Chase
     5.625%, 08/15/06                              1,000                  1,072
   Lehman Brothers Holdings
     7.750%, 01/15/05                                750                    804
     6.625%, 04/01/04                                875                    890
     6.250%, 05/15/06                              1,000                  1,082

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS--CONTINUED
   Merrill Lynch
     5.350%, 06/15/04                             $1,000               $  1,022
   Morgan Stanley
     7.750%, 06/15/05 (E)                            750                    814
     5.625%, 01/20/04                              2,625                  2,640
   Paine Webber Group
     6.375%, 05/15/04                              1,250                  1,279
                                                                       --------
                                                                         13,120
                                                                       --------
METALS & MINING (0.2%)
   3M
     4.250%, 09/01/04                                500                    511
                                                                       --------
MULTIMEDIA (1.1%)
   Time Warner
     6.125%, 04/15/06                                750                    801
   Viacom
     7.750%, 06/01/05                              1,250                  1,352
   Walt Disney
     5.125%, 12/15/03                              1,175                  1,176
                                                                       --------
                                                                          3,329
                                                                       --------
PETROLEUM & FUEL PRODUCTS (1.6%)
   Amerada Hess
     5.900%, 08/15/06                                925                    991
   Conoco
     8.500%, 05/25/05                                750                    819
     5.900%, 04/15/04                              2,000                  2,034
   Texaco Capital
     6.000%, 06/15/05                              1,000                  1,062
                                                                       --------
                                                                          4,906
                                                                       --------
REAL ESTATE (0.8%)
   EOP Operating LP
     6.500%, 06/15/04                              1,250                  1,282
   Simon Property Group LP
     6.750%, 02/09/04                              1,225                  1,237
                                                                       --------
                                                                          2,519
                                                                       --------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
RETAIL (1.2%)
   Kroger
     7.375%, 03/01/05                             $1,000               $  1,062
   Target
     7.500%, 02/15/05                                675                    720
   Wal-Mart Stores (B)
     1.128%, 02/22/05                              1,875                  1,875
                                                                       --------
                                                                          3,657
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (1.6%)
   Bellsouth Telecommunications
     6.500%, 06/15/05                                700                    745
   British Telecom
     7.875%, 12/15/05                                750                    826
   GTE North
     6.000%, 01/15/04                                750                    754
   Verizon Global Funding (E)
     6.750%, 12/01/05                              1,250                  1,353
   Vodafone Group PLC (A)
     7.625%, 02/15/05                              1,000                  1,068
                                                                       --------
                                                                          4,746
                                                                       --------
TRANSPORTATION (0.4%)
   FedEx
     6.625%, 02/12/04                                650                    656
   Union Pacific
     6.400%, 02/01/06                                500                    536
                                                                       --------
                                                                          1,192
                                                                       --------
Total Corporate Obligations
     (Cost $93,552)                                                      93,816
                                                                       --------
COMMERCIAL PAPER (18.1%)
FINANCE (9.5%)
   Barclays US Funding (C)
     1.083%, 01/12/04                              4,000                  3,995
   Goldman Sachs (C)
     1.063%, 12/08/03                              3,750                  3,749
   Merrill Lynch (C)
     1.030%, 12/02/03                              5,000                  5,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   MetLife Funding (C)
     1.083%, 01/14/04                             $4,000               $  3,995
   Paccar Financial (C)
     1.070%, 02/12/04                              4,125                  4,116
   Rabobank USA Finance (C)
     1.048%, 12/16/03                              3,875                  3,873
   Siemans Capital (C)
     1.043%, 12/30/03                              3,875                  3,872
                                                                       --------
                                                                         28,600
                                                                       --------
GOVERNMENT-REGIONAL (1.3%)
   Province de Quebec (C)
     1.030%, 12/19/03                              4,000                  3,998
                                                                       --------
INDUSTRIAL (6.0%)
   BMW US Capital (C)
     1.030%, 12/01/03                              5,000                  5,000
   EI du Pont de Nemours (C)
     1.073%, 01/27/04                              4,000                  3,993
   Merck (C)
     1.030%, 12/04/03                              4,000                  4,000
   New York Times (C)
     1.040%, 12/05/03                              5,000                  4,999
                                                                       --------
                                                                         17,992
                                                                       --------
SPECIAL PURPOSE ENTITY (1.3%)
   Ciesco LLC (C)
     1.088%, 01/15/04                              4,000                  3,994
                                                                       --------
Total Commercial Paper
     (Cost $54,585)                                                      54,584
                                                                       --------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (15.8%)
   American Express Credit Account,
     Master Trust Ser 1999-1
     5.600%, 11/15/06                             $4,125               $  4,193
   Bank One Issuance Trust,
     Ser 2003-A5, Cl A5
     1.170%, 02/17/09                              2,500                  2,501
   BMW Vehicle Owner Trust,
     Ser 2003-A, Cl A2
     1.450%, 11/25/05                                948                    949
   Capital Auto Receivables Asset
     Trust, Ser 2001-2  Cl A4
     5.000%, 12/15/06                              4,375                  4,462
   Capital Auto Receivables Asset
     Trust, Ser 2002-5, Cl A2B
     1.710%, 01/18/05                                406                    406
   Capital Auto Receivables Asset
     Trust, Ser 2003-1, Cl A2A
     2.270%, 01/17/06                                575                    579
   CIT Equipment Collateral,
     Ser 2003-VT1, Cl A3A
     1.250%, 04/20/07 (B)                          2,000                  2,002
   CIT Group Home Loan Equity
     Trust, Ser 2003-1, Cl A1
     1.210%, 08/20/18 (B)                            495                    495
   Citibank Credit Card Issuance
     Trust, Ser 2003-A2  Cl A2
     2.700%, 01/15/08                              1,850                  1,859
   Citibank Credit Card Master
     Trust I, Ser 1998-9, Cl A
     5.300%, 01/09/06                              2,000                  2,009
   Citibank Credit Card Master
     Trust, Ser 1999-7, Cl A
     6.650%, 11/15/06                                500                    524

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   DaimlerChrysler Auto Trust,
     Ser 2001-D, Cl A4
     3.780%, 02/06/07                             $  500               $    512
   DaimlerChrysler Master Owner
     Trust, Ser 2003-A, Cl A
     1.170%, 02/15/08 (B)                          2,575                  2,576
   Discover Card Master Trust,
     Ser 2001-4, Cl A
     1.210%, 10/16/06 (B)                            725                    725
   Ford Credit Owner Trust,
     Ser 2001-C, Cl A4
     4.830%, 02/15/05                                525                    528
   Ford Credit Owner Trust,
     Ser 2003-B, Cl A2A
     1.400%, 06/15/05                              2,362                  2,364
   GMAC Mortgage Corporation
     Loan Trust, Ser 2003-HE1, Cl A1
     1.210%, 04/25/33 (B)                          1,000                  1,000
   Honda Auto Receivables Owner
     Trust, Ser 2003-2, Cl A2
     1.340%, 12/21/05                              2,500                  2,500
   Honda Auto Receivables Owners
     Trust, Ser 2001-3, Cl A3
     3.400%, 02/18/05                                352                    352
   MBNA Master Credit Card Trust,
     Ser 2000-C, Cl A
     1.280%, 07/15/07 (B)                          2,500                  2,503
   Navistar Financial Corporate Owner
     Trust, Ser 2002-B, Cl A3A
     1.370%, 03/15/07                              3,000                  2,999
   Nissan Master Owner Trust
     Receivables, Ser 2003-A, Cl A1
     1.180%, 09/15/08 (B)                          2,500                  2,500


--------------------------------------------------------------------------------
                                             FACE AMOUNT
                                            (000)/SHARES             VALUE (000)
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES--CONTINUED
   Regions Auto Receivables Trust,
     Ser 2003-2, Cl A1
     1.164%, 11/15/04 (B)                         $2,500               $  2,500
   Residential Asset Mortgage Products,
     Ser 2003-RS2, Class A-I1
     1.209%, 03/25/22 (B)                          1,989                  1,989
   SLM Student Loan Trust,
     Ser 2003-11, Cl A
     1.163%, 09/15/09 (B)                          4,000                  4,000
   Toyota Auto Receivables Owner
     Trust, Ser 2002-C, Cl A2
     1.140%, 03/15/05 (B)                            476                    475
   Washington Mutual,
     Ser 2003-AR5, Cl A1
     1.593%, 06/25/33                                 85                     85
                                                                       --------
Total Asset-Backed Securities
     (Cost $47,631)                                                      47,587
                                                                       --------
SHORT-TERM INVESTMENT (1.4%)
   Boston Global Investment Trust --
     Enhanced Portfolio (F)                    4,266,085                  4,266
                                                                       --------
Total Short-Term Investment
     (Cost $4,266)                                                        4,266
                                                                       --------
CASH EQUIVALENTS (1.8%)
   Dreyfus Government Cash
     Management Fund                           2,750,000                  2,750
   Federated Prime Value Money
     Market Fund                               2,750,000                  2,750
                                                                       --------
Total Cash Equivalents
     (Cost $5,500)                                                        5,500
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.3%)
   Merrill Lynch
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $9,746,953
     (collateralized by FNMA
     Obligations: total market value
     $9,943,953) (D)                              $9,746               $  9,746
   UBS Paine Webber
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price of $9,170,128
     (collateralized by FNMA
     Obligations: total market value
     $9,356,974) (D)                               9,169                  9,169
                                                                       --------
Total Repurchase Agreements
     (Cost $18,915)                                                      18,915
                                                                       --------
Total Investments (102.8%)
     (Cost $310,199)                                                    310,237
                                                                       --------
OTHER ASSETS AND LIABILITIES (-2.8%)
Payable Upon Return of Securities Loaned                                 (4,266)
Investment Advisory Fees Payable                                            (46)
Administration Fees Payable                                                 (16)
Shareholder Servicing Fees Payable                                          (23)
Custodian Fees Payable                                                       (5)
Other Assets and Liabilities, Net                                        (4,041)
                                                                       --------
Total Other Assets and Liabilities                                       (8,397)
                                                                       --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 78,139,725 outstanding
   shares of beneficial interest                                       $157,223
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 72,344,639 outstanding
   shares of beneficial interest                                        145,191
Distributions in excess of net investment income                           (218)
Accumulated net realized loss on investments                               (394)
Net unrealized appreciation on investments                                   38
                                                                       --------
Total Net Assets (100.0%)                                              $301,840
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($157,091,074 / 78,139,725 shares)                                     $2.01
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($144,748,914 / 72,344,639 shares)                                     $2.00
                                                                       ========

THE FUND INVESTS IN SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. PREPAYMENT OF THESE LOANS SHORTENS THE STATED MATURITY OF THESE RESPECTIVE OBLIGATIONS AND MAY RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. ESTIMATES OF SUCH PREPAYMENTS ARE USED TO CALCULATE EXPECTED MATURITY DATES AND THE FUND'S AVERAGE DURATION.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.7%)
   U.S. Treasury Bond
     7.500%, 11/15/16                             $  300                $   379
     6.250%, 08/15/23                                350                    395
     5.375%, 02/15/31                                540                    560
   U.S. Treasury Note
     4.375%, 08/15/12                                250                    254
     3.250%, 08/15/07                                150                    152
                                                                        -------
Total U.S. Treasury Obligations
     (Cost $1,738)                                                        1,740
                                                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (39.0%)
   FHLB
     2.875%, 08/15/06                              2,300                  2,308
   FHLMC
     5.000%, 11/01/18                                500                    506
   FNMA
     6.000%, 11/01/33                                500                    514
     5.500%, 10/01/23                                495                    502
                                                                        -------
Total U.S. Government Agency Obligations
     (Cost $3,855)                                                        3,830
                                                                        -------
CORPORATE OBLIGATIONS (23.0%)
BANKS (3.2%)
   Bank of America
     4.750%, 10/15/06                                100                    105
   Wachovia
     6.800%, 06/01/05                                100                    107
   Wells Fargo
     3.500%, 04/04/08                                100                    100
                                                                        -------
                                                                            312
                                                                        -------
COMPUTER SERVICES (0.7%)
   Computer Sciences
     3.500%, 04/15/08                                 70                     69
                                                                        -------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
FINANCE (5.5%)
   CIT Group
     4.125%, 02/21/06                             $  100                $   103
   General Electric Capital
     3.500%, 05/01/08                                150                    149
   Household Finance
     5.750%, 01/30/07                                 65                     70
   International Lease Finance
     3.750%, 08/01/07                                100                    101
   Verizon Global Funding
     7.250%, 12/01/10                                100                    114
                                                                        -------
                                                                            537
                                                                        -------
FOOD, BEVERAGE & TOBACCO (0.3%)
   Kraft Foods
     5.250%, 10/01/13                                 35                     35
                                                                        -------
FORESTRY (1.4%)
   Millar Western Forest (A)
     7.750%, 11/15/13                                100                    102
   Weyerhaeuser
     7.950%, 03/15/25                                 35                     39
                                                                        -------
                                                                            141
                                                                        -------
GOVERNMENT-REGIONAL (2.3%)
   Ontario Global Bond
     6.000%, 02/21/06                                100                    108
   Province of Quebec
     7.125%, 02/09/24                                100                    117
                                                                        -------
                                                                            225
                                                                        -------
INSURANCE (1.1%)
   Allstate
     7.875%, 05/01/05                                100                    108
                                                                        -------
INVESTMENT BANKERS/BROKER DEALERS (3.9%)
   Bear Stearns
     5.700%, 01/15/07                                100                    108
   Goldman Sachs Group
     4.750%, 07/15/13                                100                     96

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS--CONTINUED
   JP Morgan Chase
     5.250%, 05/30/07                             $  100                $   106
   Lehman Brothers Holdings
     4.000%, 01/22/08                                 70                     71
                                                                        -------
                                                                            381
                                                                        -------
MULTIMEDIA (0.7%)
   Time Warner
     6.125%, 04/15/06                                 30                     32
   Viacom
     7.875%, 09/01/23                                 35                     41
                                                                        -------
                                                                             73
                                                                        -------
PETROLEUM & FUEL PRODUCTS (1.5%)
   Amerada Hess
     7.125%, 03/15/33                                 30                     30
   Conoco
     6.950%, 04/15/29                                 70                     79
   Petro Mexicanos
     9.250%, 03/30/18                                 30                     35
                                                                        -------
                                                                            144
                                                                        -------
TRANSPORTATION (1.7%)
   Norfolk Southern
     7.800%, 05/15/27                                 30                     36
   OMI (A)
     7.625%, 12/01/08                                100                    100
   Union Pacific
     5.750%, 10/15/07                                 30                     32
                                                                        -------
                                                                            168
                                                                        -------


--------------------------------------------------------------------------------
                                             FACE AMOUNT
                                            (000)/SHARES             VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (0.7%)
   Carolina Power and Light
     6.500%, 07/15/12                             $   30                $    33
   PacifiCorp
     6.900%, 11/15/11                                 30                     34
                                                                        -------
                                                                             67
                                                                        -------
Total Corporate Obligations
     (Cost $2,266)                                                        2,260
                                                                        -------
EXCHANGE TRADED FUNDS (8.9%)
   iShares GS$ InvesTop
     Corporate Bond                                4,050                    446
   iShares Lehman Aggregate Bond                   4,250                    432
                                                                        -------
Total Exchange Traded Funds
     (Cost $885)                                                            878
                                                                        -------
CASH EQUIVALENT (5.1%)
   Federated Prime Value
     Money Market Fund                           506,000                    506
                                                                        -------
Total Cash Equivalent
     (Cost $506)                                                            506
                                                                        -------
REPURCHASE AGREEMENT (10.3%)
   Merrill Lynch
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $1,010,040
     (collateralized by U.S. Government
     Obligations: total market value
     $1,034,182) (D)                              $1,010                  1,010
                                                                        -------
Total Repurchase Agreement
     (Cost $1,010)                                                        1,010
                                                                        -------
Total Investments (104.0%)
     (Cost $10,260)                                                      10,224
                                                                        -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.0%)
Investment Advisory Fees Payable                                        $    (2)
Shareholder Servicing Fees Payable                                           (1)
Other Assets and Liabilities, Net                                          (389)
                                                                        -------
Total Other Assets and Liabilities                                         (392)
                                                                        -------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 983,308 outstanding
   shares of beneficial interest                                          9,869
Accumulated net realized loss on investments                                 (1)
Net unrealized depreciation on investments                                  (36)
                                                                        -------
Total Net Assets (100.0%)                                               $ 9,832
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($9,832,067 / 983,308 shares)                                         $10.00
                                                                        =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (60.5%)
   FFCB (B)
     1.080%, 04/29/05                             $2,000               $  2,000
   FHLB
     4.875%, 05/14/04                              4,000                  4,068
     1.750%, 06/17/05                              1,875                  1,869
     1.036%, 12/17/04 (B)                          3,875                  3,874
     1.005%, 09/20/04 (B)                          3,875                  3,874
   FHLB Discount Note (C)
     1.026%, 12/24/03                              3,000                  2,998
   FHLMC
     5.000%, 01/15/04                              4,000                  4,019
     3.362%, 07/01/33                              1,498                  1,510
     3.250%, 12/15/03                              4,000                  4,003
     3.000%, 07/15/04                              3,000                  3,032
     2.500%, 04/21/06                              1,000                  1,001
     2.250%, 07/06/05                                950                    951
     1.125%, 11/07/05 (B)                          2,500                  2,500
     1.107%, 09/09/05 (B)                          2,000                  2,000
   FHLMC Discount Note (C)
     1.073%, 01/08/04                              3,575                  3,571
     1.072%, 01/29/04                              3,000                  2,995
   FNMA
     5.125%, 02/13/04                              4,000                  4,033
     4.750%, 03/15/04                              4,000                  4,043
     2.750%, 12/16/05                              2,000                  2,001
     2.750%, 08/11/06                                500                    497
     2.625%, 11/15/06                              1,000                    994
     1.101%, 10/07/05 (B)                          2,000                  1,999
     1.070%, 03/23/05 (B)                          2,000                  1,999
     0.980%, 03/22/04                              4,000                  4,000
   FNMA Discount Note (C)
     1.073%, 02/11/04                              3,750                  3,742
     1.063%, 12/02/03                              4,000                  4,000
   SLMA
     4.750%, 04/23/04                              3,000                  3,047
     1.396%, 08/27/04 (B)                          2,500                  2,507
                                                                       --------
Total U.S. Government Agency Obligations
     (Cost $77,117)                                                      77,127
                                                                       --------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (32.3%)
   FHLMC, Ser 1B1002
     3.688%, 08/01/33                             $2,047               $  2,051
   FHLMC, Ser 1520 Cl H
     6.250%, 11/15/07                              1,285                  1,307
   FHLMC, Ser 1629 Cl HA
     3.500%, 12/15/21                                134                    135
   FHLMC, Ser 2485 Cl AF
     5.500%, 12/15/15                                791                    808
   FHLMC, Ser 2485 Cl AH
     5.500%, 12/15/13                                310                    313
   FHLMC, Ser 2497 Cl NM
     4.500%, 05/15/14                                438                    445
   FHLMC, Ser 2508 Cl MF
     5.000%, 04/15/13                                905                    922
   FHLMC, Ser 2542 Cl AG
     4.000%, 11/15/11                              1,286                  1,302
   FHLMC, Ser 2542 Cl DL
     4.500%, 05/15/11                              1,333                  1,339
   FHLMC, Ser 2558 Cl BA
     5.000%, 05/15/11                                856                    870
   FHLMC, Ser 2572 Cl LB
     5.000%, 04/15/16                              1,000                  1,027
   FHLMC, Ser 2595 Cl AB
     5.000%, 02/15/14                              1,165                  1,196
   FHLMC, Ser 2685, Cl NA
     4.000%, 11/15/06                                988                  1,000
   FHLMC, Ser M80812
     4.500%, 04/01/10                              2,088                  2,115
   FHLMC, Ser M90803
     4.500%, 03/01/08                              1,706                  1,746
   FHLMC, Ser M90814
     4.000%, 05/01/08                              2,097                  2,125
   FHLMC, Ser M90818
     4.000%, 06/01/08                                917                    929
   FNMA, Ser 1993-197, Cl PH
     6.000%, 07/25/08                              1,267                  1,300
   FNMA, Ser 1993-43, Cl H
     6.500%, 12/25/07                                271                    275

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA, Ser 1997-32, Cl QE
     6.000%, 03/18/26                             $  193               $    193
   FNMA, Ser 2001-80, Cl PC
     5.250%, 09/25/23                              1,785                  1,802
   FNMA, Ser 2003-21, Cl XA
     4.500%, 05/25/18                              1,088                  1,097
   FNMA, Ser 2003-9, Cl UA
     4.000%, 11/25/16                              1,750                  1,774
   FNMA, Ser 555817
     3.175%, 09/01/33                              1,329                  1,372
   FNMA, Ser 555844
     3.153%, 10/01/33                              1,392                  1,434
   FNMA, Ser 635082
     5.178%, 05/01/32                              1,526                  1,544
   FNMA, Ser 688988
     3.202%, 05/01/33                              1,378                  1,376
   FNMA, Ser 692203
     4.282%, 03/01/33                              3,106                  3,119
   FNMA, Ser 701045
     3.534%, 04/01/33                              1,830                  1,850
   FNMA, Ser 709050
     3.789%, 06/01/33                              2,388                  2,390
   FNMA, Ser 722615
     3.712%, 08/01/33                              1,989                  2,002
                                                                       --------
Total U.S. Government Mortgage-Backed
     Obligations (Cost $41,289)                                          41,158
                                                                       --------


--------------------------------------------------------------------------------
                                             SHARES/FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (2.0%)
   Dreyfus Government Cash
     Management Fund                           1,250,000               $  1,250
   Federated U.S. Government
     Fund                                      1,250,000                  1,250
                                                                       --------
Total Cash Equivalents
     (Cost $2,500)                                                        2,500
                                                                       --------
REPURCHASE AGREEMENT (3.5%)
   UBS Paine Webber
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $4,512,559
     (collateralized by U.S. Government
     Obligations: total market value
     $4,606,577) (D)                              $4,512                  4,512
                                                                       --------
Total Repurchase Agreement
     (Cost $4,512)                                                        4,512
                                                                       --------
Total Investments (98.3%)
     (Cost $125,418)                                                    125,297
                                                                       --------
OTHER ASSETS AND LIABILITIES (1.7%)
Investment Advisory Fees Payable                                            (13)
Administration Fees Payable                                                  (7)
Custodian Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                         2,148
                                                                       --------
Total Other Assets and Liabilities                                        2,125
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 42,136,101 outstanding
   shares of beneficial interest                                       $ 84,736
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 4,327,780 outstanding
   shares of beneficial interest                                         43,376
Distributions in excess of net investment income                           (238)
Accumulated net realized loss on investments                               (331)
Net unrealized depreciation on investments                                 (121)
                                                                       --------
Total Net Assets (100.0%)                                              $127,422
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($84,358,364 / 42,136,101 shares)                                      $2.00
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- L Shares
   ($43,063,742 / 4,327,780 shares)                                       $9.95
                                                                       ========

THE FUND INVESTS IN SECURITIES WHOSE VALUE IS DERIVED FROM AN UNDERLYING POOL OF MORTGAGES OR CONSUMER LOANS. PREPAYMENT OF THESE LOANS SHORTENS THE STATED MATURITY OF THESE RESPECTIVE OBLIGATIONS AND MAY RESULT IN A LOSS OF PREMIUM, IF ANY HAS BEEN PAID. ESTIMATES OF SUCH PREPAYMENTS ARE USED TO CALCULATE EXPECTED MATURITY DATES AND THE FUND'S AVERAGE DURATION.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (46.6%)
   FHLB, Ser RX04
     1.020%, 06/09/04                           $125,000             $  125,000
   FHLB, Ser VF04
     1.046%, 09/29/04                             50,000                 50,000
   FHLB, Ser VI04
     1.066%, 10/06/04                             50,000                 50,000
   FHLMC Discount Note (C)
     0.990%, 12/19/03                             50,000                 49,975
     1.305%, 12/29/03                             55,000                 54,945
     1.215%, 03/25/04                             25,000                 24,904
     1.209%, 06/21/04                             25,000                 24,831
     1.225%, 08/12/04                             45,000                 44,613
   FHLMC, MTN
     1.200%, 08/06/04                             50,000                 50,000
   FNMA
     1.270%, 12/18/03                             40,000                 39,976
     1.030%, 07/26/04                             85,000                 85,000
     1.076%, 08/13/04                             80,000                 80,000
     1.040%, 08/23/04                            120,000                120,000
     1.500%, 09/24/04                             30,000                 30,000
   FNMA Discount Note (C)
     1.042%, 12/01/03                             50,000                 50,000
     1.104%, 01/07/04                             40,000                 39,955
     1.233%, 01/23/04                             30,000                 29,946
     1.035%, 01/29/04                            100,000                 99,999
     1.116%, 02/11/04                             50,000                 49,889
     1.212%, 07/01/04                             50,000                 49,645
     1.160%, 08/20/04                             50,000                 49,511
     1.073%, 11/12/04                             30,000                 29,618
   SLMA
     1.026%, 12/18/03                             50,000                 50,000
                                                                     ----------
Total U.S. Government Agency Obligations
     (Cost $1,277,807)                                                1,277,807
                                                                     ----------


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (15.6%)
COMMERCIAL BANKS (6.5%)
   Branch Banking & Trust (B)
     1.110%, 01/26/04                           $ 55,000             $   55,000
   First Tennessee Bank, Ser CD (B)
     1.110%, 01/14/04                             50,000                 50,000
   Key Bank (B)
     1.290%, 04/23/04                             23,000                 23,013
   Wells Fargo Bank (B)
     1.060%, 10/07/04                             49,500                 49,500
                                                                     ----------
                                                                        177,513
                                                                     ----------
FINANCE (6.4%)
   Beta Finance, MTN (A) (B)
     1.061%, 01/07/04                             50,000                 50,000
     1.096%, 09/07/04                             25,000                 25,000
   Dorada Finance, MTN (A) (B)
     1.096%, 08/13/04                             25,000                 25,000
   Sigma Finance, MTN (A)(B)
     1.081%, 12/03/03                             50,000                 50,000
     1.086%, 09/01/04                             25,000                 24,996
                                                                     ----------
                                                                        174,996
                                                                     ----------
INVESTMENT BANKERS/BROKER DEALERS (1.8%)
   Bear Stearns, Ser B, MTN (B)
     1.462%, 04/16/04                             25,000                 25,025
     1.080%, 07/19/04                             25,000                 25,000
                                                                     ----------
                                                                         50,025
                                                                     ----------
SPECIAL PURPOSE ENTITY (0.9%)
   Barrington Development (B)
     1.140%, 12/01/32                             21,135                 21,135
   Carmichael Properties (B)
     1.170%, 10/01/20                              3,070                  3,070
                                                                     ----------
                                                                         24,205
                                                                     ----------
Total Corporate Obligations
     (Cost $426,739)                                                    426,739
                                                                     ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (5.9%)
ASSET BACKED (3.5%)
   Ciesco (C)
     1.050%, 12/04/03                           $ 25,000             $   24,998
     1.050%, 12/16/03                             10,000                  9,995
   Mane Funding (C)
     1.060%, 12/09/03                             30,000                 29,993
     1.120%, 01/27/04                             30,000                 29,947
                                                                     ----------
                                                                         94,933
                                                                     ----------
FINANCE (1.3%)
   CIT Group (C)
     1.140%, 01/05/04                             23,500                 23,474
     1.160%, 03/04/04                             13,770                 13,729
                                                                     ----------
                                                                         37,203
                                                                     ----------
INVESTMENT BANKERS/BROKER DEALERS (1.1%)
   Morgan Stanley (C)
     1.110%, 07/27/04                             30,000                 30,000
                                                                     ----------
Total Commercial Paper
     (Cost $162,136)                                                    162,136
                                                                     ----------
CERTIFICATES OF DEPOSIT (4.7%)
   American Express Centurion (B)
     1.078%, 09/27/04                             30,000                 30,000
   Credit Suisse First Boston,
     Ser YCD (B)
     1.095%, 09/20/04                             40,000                 40,000
   First Tennessee Bank, Ser CD (B)
     1.090%, 06/30/04                             30,000                 30,000
   Regions Bank, Ser CD (B)
     1.060%, 07/29/04                             30,000                 30,000
                                                                     ----------
Total Certificates of Deposit
     (Cost $130,000)                                                    130,000
                                                                     ----------
TAXABLE MUNICIPAL BONDS (14.2%)
   Alaska State, Housing Finance
     Agency, Ser C, RB, MBIA (B)
     1.100%, 12/01/32                             48,500                 48,500


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS--CONTINUED
   Colorado State Housing Finance
     Authority, Ser AA-1, RB (B)
     1.120%, 05/01/41                           $ 20,025             $   20,025
   Colorado State Housing Finance
     Authority, Ser B-2, RB (B)
     1.120%, 11/01/33                             20,700                 20,700
   Colorado State Housing Finance
     Authority, Ser C-2, RB (B)
     1.120%, 05/01/22                             10,000                 10,000
   Colorado State Housing Finance
     Authority, Ser I-C-1, RB (B)
     1.120%, 11/01/32                             35,000                 35,000
   Florida Housing Finance,
     Ser A-2, RB (B)
     1.130%, 01/15/35                              2,500                  2,500
   Illinois State, Student Assistance
     Community, Ser D, RB (B)
     1.120%, 09/01/23                             40,000                 40,000
   LP Pinewood SPV, LLC Ser 2003 (B)
     1.104%, 02/01/18                             14,900                 14,900
   Michigan State Housing
     Development Authority,
     Ser D, RB (B)
     1.080%, 06/01/34                             20,000                 20,000
   Mississippi State, Nissan Project,
     Ser A, RB (B)
     1.100%, 11/01/28                             50,000                 50,000
   New Jersey Economic Development,
     Pension Funding
     1.120%, 02/15/29                             40,000                 40,000
   New York City, Housing
     Development, 90 Washington
     Street Project, Ser A, RB (B)
     1.070%, 07/01/35                             32,000                 32,000
   New York City, Housing
     Development, Chelsea
     Centro Project, RB (B)
     1.110%, 06/01/33                             28,400                 28,400

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS--CONTINUED
   Newport News, Virginia,
     Economic Development
     Authority, Shipbuilding
     Project, Ser A, RB (B)
     1.140%, 07/01/31                           $  4,640             $    4,640
   Newport News, Virginia,
     Economic Development
     Authority, Shipbuilding
     Project, Ser B, RB (B)
     1.090%, 07/01/31                             23,330                 23,330
                                                                     ----------
Total Taxable Municipal Bonds
     (Cost $389,995)                                                    389,995
                                                                     ----------
REPURCHASE AGREEMENTS (13.0%)
   ABN Amro
     1.030%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $50,470,742
     (collateralized by U.S. Government
     Obligations: total market value
     $51,475,759) (D)                             50,466                 50,466
   Banque Nationale de Paris
     1.050%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $56,377,262
     (collateralized by U.S. Government
     Obligations: total market value
     $57,500,249) (D)                             56,372                 56,372
   Bear Stearns
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $15,773,712
     (collateralized by U.S. Government
     Obligations: total market value
     $16,092,276) (D)                             15,772                 15,772


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--CONTINUED
   Lehman Brothers
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $73,949,293
     (collateralized by U.S. Government
     Obligations: total market value
     $75,426,264) (D)                           $ 73,943             $   73,943
   Merrill Lynch
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $72,175,554
     (collateralized by U.S. Government
     Obligations: total market value
     $73,612,995) (D)                             72,170                 72,170
   UBS Paine Webber
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $87,241,616
     (collateralized by U.S. Government
     Obligations: total market value
     $88,980,530) (D)                             87,234                 87,234
                                                                     ----------
Total Repurchase Agreements
     (Cost $355,957)                                                    355,957
                                                                     ----------
Total Investments (100.0%)
     (Cost $2,742,634)                                                2,742,634
                                                                     ----------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fees Payable                                           (395)
Administration Fees Payable                                                (161)
Custodian Fees Payable                                                      (23)
Other Assets and Liabilities, Net                                         1,647
                                                                     ----------
Total Other Assets and Liabilities                                        1,068
                                                                     ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 2,743,686,568 outstanding
   shares of beneficial interest                                     $2,743,686
Distributions in excess of net investment income                            (12)
Accumulated net realized gain on investments                                 28
                                                                     ----------
Total Net Assets (100.0%)                                            $2,743,702
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($2,743,701,957 / 2,743,686,568 shares)                                $1.00
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (68.9%)
   FFCB
     0.998%, 08/24/04                            $15,000               $ 14,993
   FHLB
     0.995%, 01/29/04                             35,000                 34,999
   FHLB Discount Note (C)
     1.235%, 04/16/04                             10,000                  9,954
   FHLB, Ser 423
     1.036%, 12/17/04                             30,000                 29,995
   FHLB, Ser RX04
     1.020%, 06/09/04                             50,000                 50,000
   FHLB, Ser VF04
     1.046%, 09/29/04                             25,000                 25,000
   FHLB, Ser VI04
     1.066%, 10/06/04                             25,000                 25,000
   FHLMC
     3.500%, 04/19/04                              5,610                  5,659
     1.200%, 08/06/04                             30,000                 30,000
     1.520%, 12/24/04 (G)                         15,000                 15,000
   FHLMC Discount Note (C)
     1.367%, 12/04/03                             25,000                 24,997
     1.084%, 12/15/03                             20,000                 19,992
     1.083%, 12/17/03                             20,000                 19,990
     1.000%, 12/31/03                             15,000                 14,988
     1.084%, 01/21/04                             20,000                 19,969
     1.223%, 01/26/04                             10,000                  9,981
     1.116%, 02/04/04                             20,000                 19,960
     1.265%, 02/26/04                             10,000                  9,970
     1.210%, 03/04/04                             15,000                 14,958
     1.210%, 06/21/04                             15,000                 14,898
   FNMA
     1.030%, 07/26/04                             20,000                 20,000
     1.076%, 08/13/04                             35,000                 35,000
     1.040%, 08/23/04                             40,000                 40,000
     1.500%, 09/24/04                             15,000                 15,000


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
   FNMA Discount Note (C)
     1.050%, 12/24/03                            $25,000               $ 24,983
     1.000%, 01/07/04                             10,000                  9,990
     1.147%, 05/19/04                             15,000                 14,919
     1.212%, 07/01/04                             10,000                  9,929
     1.358%, 08/20/04                             10,000                  9,902
     1.273%, 09/01/04                             15,000                 14,856
     1.311%, 09/17/04                             10,000                  9,904
     1.337%, 11/12/04                             20,000                 19,746
   SLMA
     1.026%, 12/18/03                             25,000                 25,000
                                                                       --------
Total U.S. Government Agency Obligations
     (Cost $659,532)                                                    659,532
                                                                       --------
REPURCHASE AGREEMENTS (32.6%)
   ABN Amro
     1.030%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $27,793,019
     (collateralized by U.S. Government
     Obligations: total market value
     $28,346,712) (D)                             27,791                 27,791
   Banque Nationale de Paris
     1.050%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $49,276,012
     (collateralized by U.S. Government
     Obligations: total market value
     $50,257,266) (D)                             49,272                 49,272
   Bear Stearns
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $8,051,018
     (collateralized by U.S. Government
     Obligations: total market value
     $8,211,513) (D)                               8,050                  8,050

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $97,100,451
     (collateralized by U.S. Government
     Obligations: total market value
     $99,035,984) (D)                            $97,092               $ 97,092
   Merrill Lynch
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $42,228,243
     (collateralized by U.S. Government
     Obligations: total market value
     $43,072,965) (D)                             42,225                 42,225
   Morgan Stanley
     1.040%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $49,780,526
     (collateralized by U.S. Government
     Obligations: total market value
     $50,733,715) (D)                             49,776                 49,776
   UBS Paine Webber
     0.995%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $38,582,821
     (collateralized by U.S. Government
     Obligations: total market value
     $39,353,910) (D)                             38,580                 38,580
                                                                       --------
Total Repurchase Agreements
     (Cost $312,786)                                                    312,786
                                                                       --------
Total Investments (101.5%)
     (Cost $972,318)                                                    972,318
                                                                       --------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.5%)
Investment Advisory Fee Payable                                        $   (149)
Administration Fee Payable                                                  (55)
Custodian Fees Payable                                                       (8)
Other Assets and Liabilities, Net                                       (14,608)
                                                                       --------
Total Other Assets and Liabilities                                      (14,820)
                                                                       --------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 957,498,036 outstanding
   shares of beneficial interest                                        957,498
                                                                       --------
Total Net Assets (100.0%)                                              $957,498
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($957,497,962 / 957,498,036 shares)                                    $1.00
                                                                       ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (23.6%)
   U.S. Treasury Notes
     3.250%, 12/31/03                           $ 40,000             $   40,074
     5.875%, 11/15/04                            100,000                104,302
     2.000%, 11/30/04                            100,000                100,554
   US Treasury Bill
     0.000%, 12/26/03                            300,000                299,806
                                                                     ----------
Total U.S. Treasury Obligations
     (Cost $544,736)                                                    544,736
                                                                     ----------
REPURCHASE AGREEMENTS (76.4%)
   ABN Amro
     1.000%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $68,169,977
     (collateralized by U.S. Treasury
     Obligations: total market value
     $69,527,716) (D)                             68,164                 68,164
   Banque Nationale de Paris
     1.020%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $113,637,961
     (collateralized by U.S. Treasury
     Obligations: total market value
     $115,901,030) (D)                           113,628                113,628
   Bear Stearns
     0.975%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $35,369,405
     (collateralized by U.S. Treasury
     Obligations: total market value
     $36,084,370) (D)                             35,367                 35,367


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS--CONTINUED
   Deutsche Bank
     1.020%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $331,613,949
     (collateralized by U.S. Treasury
     Obligations: total market value
     $338,218,123) (D)                          $331,586             $  331,586
   Dresdner Bank
     0.955%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $97,227,604
     (collateralized by U.S. Treasury
     Obligations: total market value
     $99,168,018) (D)                             97,220                 97,220
   Greenwich Capital
     0.975%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $112,593,353
     (collateralized by U.S. Treasury
     Obligations: total market value
     $114,837,580) (D)                           112,584                112,584
   JP Morgan Chase
     0.965%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $96,672,998
     (collateralized by U.S. Treasury
     Obligations: total market value
     $98,598,639) (D)                             96,665                 96,665
   Lehman Brothers
     0.975%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $95,665,257
     (collateralized by U.S. Treasury
     Obligations: total market value
     $97,572,266) (D)                             95,657                 95,657

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                FACE
                                             AMOUNT (000)            VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Merrill Lynch
     0.935%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $39,559,032
     (collateralized by U.S. Treasury
     Obligations: total market value
     $40,347,250) (D)                           $ 39,556             $   39,556
   Morgan Stanley
     1.000%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $112,233,144
     (collateralized by U.S. Treasury
     Obligations: total market value
     $114,468,628) (D)                           112,224                112,224
   Salomon Smith Barney
     0.980%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $98,501,909
     (collateralized by U.S. Treasury
     Obligations: total market value
     $100,516,383) (D)                            98,494                 98,494
   UBS Paine Webber
     0.965%, dated 11/28/03,
     to be repurchased on 12/01/03,
     repurchase price $558,939,427
     (collateralized by U.S. Treasury
     Obligations: total market value
     $570,075,120) (D)                           558,894                558,894
                                                                     ----------
Total Repurchase Agreements
     (Cost $1,760,039)                                                1,760,039
                                                                     ----------
Total Investments (100.0%)
     (Cost $2,304,775)                                                2,304,775
                                                                     ----------


--------------------------------------------------------------------------------

                                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fee Payable                                      $     (339)
Administration Fee Payable                                                 (100)
Custodian Fees Payable                                                      (17)
Other Assets and Liabilities, Net                                           729
                                                                     ----------
Total Other Assets and Liabilities                                          273
                                                                     ----------
NET ASSETS:
Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 682,371,753 outstanding
   shares of beneficial interest                                        682,372
Paid in Capital -- Corporate Trust Shares
   (unlimited authorization -- no par value)
   based on 1,621,970,757 outstanding
   shares of beneficial interest                                      1,621,970
Distributions in excess of net investment income                           (493)
Accumulated net realized gain on investments                              1,199
                                                                     ----------
Total Net Assets (100.0%)                                            $2,305,048
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($682,570,039 / 682,371,753 shares)                                    $1.00
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares
   ($1,622,477,518 / 1,621,970,757 shares)                                $1.00
                                                                     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


                 KEY TO ABBREVIATIONS AND FOOTNOTES USED IN THE
                            STATEMENTS OF NET ASSETS



Cl          Class
FFCB        Federal Farm Credit Bank
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
GNMA        Government National Mortgage Association
LLC         Limited Liability Company
LP          Limited Partnership
MBIA        Security insured by the Municipal Bond Insurance Association
MTN         Medium Term Note
PLC         Public Limited Company
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
(A)         Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B)         Adjustable Rate Security. The rate reported on the Statement of Net
            Assets is the rate in effect on November 30, 2003. Demand and interest rate reset features give these securities a shorter effective maturity date.
(C)         Rate shown is the effective yield at the date of purchase. (D)
            Tri-Party Repurchase Agreement
(E)         This security or a partial position of this security is on loan at
            November 30, 2003 (See Note 8 in the Notes to Financial Statements).
            The total value of securities on loan at November 30, 2003 was $881,390 and $4,074,395 for the Institutional Short-Term Bond Fund and Institutional Super Short Income Plus Fund, respectively.
(F)         This security was purchased with cash collateral held from securities lending (See Note 8 in the Notes to Financial
            Statements).
(G)         Security purchased on a when-issued basis.

                       This page intentionally left blank

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003                                                       (UNAUDITED)



                                                                                                 CLASSIC
                                                    CLASSIC               CLASSIC             INSTITUTIONAL            CLASSIC
                                                 INSTITUTIONAL         INSTITUTIONAL           SUPER SHORT          INSTITUTIONAL
                                                 HIGH QUALITY           SHORT-TERM               INCOME             TOTAL RETURN
                                                 BOND FUND (1)           BOND FUND              PLUS FUND           BOND FUND (2)
                                               -----------------     -----------------      -----------------     -----------------
Income:
   Interest Income ............................      $ 40                  $ 264                 $2,161                  $ 22
   Net Income from Securities Lending .........        --                     --                      2                    --
                                                     ----                  -----                 ------                  ----
   Total Income ...............................        40                    264                  2,163                    22
                                                     ----                  -----                 ------                  ----
Expenses:
   Investment Advisory Fees ...................         8                     64                    652                     3
   Administration Fees ........................         1                      7                     90                     1
   Shareholder Service Fees -
     Institutional Shares .....................         3                     27                    185                     2
   Shareholder Service Fees -
     Corporate Trust Shares ...................        --                     --                     --                    --
   Shareholder Service Fees - T Shares ........         1                     --                    141                    --
   Distribution Fees - L Shares ...............        --                     --                     --                    --
   Custody Fees ...............................        --                      1                      6                    --
   Transfer Agent Shareholder Servicing Fees ..        --                     --                      3                    --
   Transfer Agent Fees - Institutional Shares .        --                      8                      8                    --
   Transfer Agent Fees -
     Corporate Trust Shares ...................        --                     --                     --                    --
   Transfer Agent Fees - T Shares .............        --                     --                      8                    --
   Transfer Agent Fees - L Shares .............        --                     --                     --                    --
   Transfer Agent
     Out of Pocket Expenses ...................        --                      1                      6                    --
   Printing Fees ..............................        --                     --                      3                    --
   Professional Fees ..........................        --                      1                      4                    --
   Trustee Fees ...............................        --                     --                      1                    --
   Registration Fees ..........................        --                     --                     11                    --
   Insurance and Other Fees ...................        --                     --                      3                    --
                                                     ----                  -----                 ------                  ----
   Total Expenses .............................        13                    109                  1,121                     6
                                                     ----                  -----                 ------                  ----
   Less: Investment Advisory Fees Waived ......        (1)                   (27)                  (391)                   (1)
         Administration Fees Waived ...........        --                     --                     --                    --
         Shareholder Service Fees Waived -
            Institutional Shares ..............        (1)                   (27)                  (185)                   (1)
         Shareholder Service Fees Waived -
            T Shares ..........................        --                     --                    (28)                   --
         Distribution Fees Waived - L Shares ..        --                     --                     --                    --
                                                     ----                  -----                 ------                  ----
    Net Expenses ..............................        11                     55                    517                     4
                                                     ----                  -----                 ------                  ----
Net Investment Income .........................        29                    209                  1,646                    18
                                                     ----                  -----                 ------                  ----
Net Realized Gain (Loss) on Securities Sold ...       (18)                    39                   (243)                   (1)
Net Change in Unrealized
   Depreciation on Investments ................       (73)                  (238)                  (921)                  (36)
                                                     ----                  -----                 ------                  ----
Increase (Decrease) in Net Assets Resulting
   from Operations ............................      $(62)                 $  10                 $  482                  $(19)
                                                     ====                  =====                 ======                  ====

(1) Commenced operations on October 27, 2003.
(2) Commenced operations on October 15, 2003.

Amounts designated as "--" are either $0 or round to $0.


------------------------------------------------------------------------------------------------------------------------------------



                                                      CLASSIC
                                                   INSTITUTIONAL           CLASSIC               CLASSIC                CLASSIC
                                                  U.S. GOVERNMENT       INSTITUTIONAL         INSTITUTIONAL          INSTITUTIONAL
                                                 SECURITIES SUPER      CASH MANAGEMENT       U.S. GOVERNMENT         U.S. TREASURY
                                                   SHORT INCOME         MONEY MARKET        SECURITIES MONEY       SECURITIES MONEY
                                                     PLUS FUND              FUND               MARKET FUND            MARKET FUND
                                               --------------------  -------------------  --------------------    ------------------
Income:
   Interest Income ............................       $1,045               $16,352              $ 5,357                 $10,107
   Net Income from Securities Lending .........            1                    --                   --                      --
                                                      ------               -------              -------                 -------
   Total Income ...............................        1,046                16,352                5,357                  10,107
                                                      ------               -------              -------                 -------
Expenses:
   Investment Advisory Fees ...................          295                 2,948                  992                   2,040
   Administration Fees ........................           51                 1,015                  341                     702
   Shareholder Service Fees -
     Institutional Shares .....................          126                    --                   --                      --
   Shareholder Service Fees -
     Corporate Trust Shares ...................           --                    --                   --                   1,429
   Shareholder Service Fees - T Shares ........           --                    --                   --                      --
   Distribution Fees - L Shares ...............           93                    --                   --                      --
   Custody Fees ...............................            4                    36                   12                      26
   Transfer Agent Shareholder Servicing Fees ..            2                    40                   12                      24
   Transfer Agent Fees - Institutional Shares .            8                     8                    8                       8
   Transfer Agent Fees -
     Corporate Trust Shares ...................           --                    --                   --                       8
   Transfer Agent Fees - T Shares .............           --                    --                   --                      --
   Transfer Agent Fees - L Shares .............            8                    --                   --                      --
   Transfer Agent
     Out of Pocket Expenses ...................            4                    47                   22                      46
   Printing Fees ..............................            2                    33                    9                      25
   Professional Fees ..........................            3                    50                   17                      35
   Trustee Fees ...............................            1                    13                    4                       9
   Registration Fees ..........................            4                    49                   17                      34
   Insurance and Other Fees ...................            2                    17                   --                      25
                                                      ------               -------              -------                 -------
   Total Expenses .............................          603                 4,256                1,434                   4,411
                                                      ------               -------              -------                 -------
   Less: Investment Advisory Fees Waived ......         (206)                 (398)                 (44)                   (143)
         Administration Fees Waived ...........           --                  (118)                 (79)                   (153)
         Shareholder Service Fees Waived -
            Institutional Shares ..............         (126)                   --                   --                      --
         Shareholder Service Fees Waived -
            T Shares ..........................           --                    --                   --                      --
         Distribution Fees Waived - L Shares ..          (42)                   --                   --                      --
                                                      ------               -------              -------                 -------
    Net Expenses ..............................          229                 3,740                1,311                   4,115
                                                      ------               -------              -------                 -------
Net Investment Income .........................          817                12,612                4,046                   5,992
                                                      ------               -------              -------                 -------
Net Realized Gain (Loss) on Securities Sold ...         (173)                   15                   --                     574
Net Change in Unrealized
   Depreciation on Investments ................         (537)                   --                   --                      --
                                                      ------               -------              -------                 -------
Increase (Decrease) in Net Assets Resulting
   from Operations ............................       $  107               $12,627              $ 4,046                 $ 6,566
                                                      ======               =======              =======                 =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003


                                                                                                   CLASSIC INSTITUTIONAL
                                             CLASSIC INSTITUTIONAL       CLASSIC INSTITUTIONAL          SUPER SHORT
                                             HIGH QUALITY BOND FUND       SHORT-TERM BOND FUND        INCOME PLUS FUND
                                             ----------------------      ---------------------     ---------------------
                                                   10/27/03*-            06/01/03-   06/01/02-     06/01/03-   06/01/02-
                                                    11/30/03             11/30/03    05/31/03      11/30/03    05/31/03
                                                   ----------            ---------   ---------     ---------   ---------
Operations:
  Net Investment Income .....................       $    29               $   209     $   450      $  1,646    $  1,924
  Net Realized Gain (Loss) on Investments ...           (18)                   39         392          (243)         73
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments ..........................           (73)                 (238)        291          (921)        929
                                                    -------               -------     -------      --------    --------
  Increase (Decrease) in Net Assets
    from Operations .........................           (62)                   10       1,133           482       2,926
                                                    -------               -------     -------      --------    --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ....................           (22)                 (213)       (450)       (1,120)     (1,869)
    Corporate Trust Shares ..................            --                    --          --            --          --
    T Shares ................................            (7)                   --          --          (740)       (264)
    L Shares ................................            --                    --          --            --          --
Capital Gains:
    Institutional Shares ....................            --                    --        (268)           --         (14)
    Corporate Trust Shares ..................            --                    --          --            --          --
    T Shares ................................            --                    --          --            --          (1)
                                                    -------               -------     -------      --------    --------
    Total Dividends and Distributions .......           (29)                 (213)       (718)       (1,860)     (2,148)
                                                    -------               -------     -------      --------    --------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued .............        17,110                 6,683      11,283        97,792     190,846
    Reinvestment of Cash Distributions ......            10                    95         450           172         125
    Cost of Shares Repurchased ..............            --                (5,722)     (7,547)      (86,602)    (78,814)
                                                    -------               -------     -------      --------    --------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ...        17,120                 1,056       4,186        11,362     112,157
                                                    -------               -------     -------      --------    --------
  Corporate Trust Shares:
    Proceeds from Shares Issued .............            --                    --          --            --          --
    Cost of Shares Repurchased ..............            --                    --          --            --          --
                                                    -------               -------     -------      --------    --------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions .            --                    --          --            --          --
                                                    -------               -------     -------      --------    --------
T Shares (2):
    Proceeds from Shares Issued .............        21,770                    --          --       103,309      76,338
    Reinvestment of Cash Distributions ......             1                    --          --            88          35
    Cost of Shares Repurchased ..............            --                    --          --       (27,928)     (6,651)
                                                    -------               -------     -------      --------    --------
  Increase in Net Assets
    from T Share Transactions ...............        21,771                    --          --        75,469      69,722
                                                    -------               -------     -------      --------    --------
L Shares (3):
    Proceeds from Shares Issued .............            --                    --          --            --          --
    Reinvestment of Cash Distributions ......            --                    --          --            --          --
    Cost of Shares Repurchased ..............            --                    --          --            --          --
                                                    -------               -------     -------      --------    --------
  Increase in Net Assets
    from L Share Transactions ...............            --                    --          --            --          --
                                                    -------               -------     -------      --------    --------
    Increase (Decrease) in Net Assets
      from Share Transactions ...............        38,891                 1,056       4,186        86,831     181,879
                                                    -------               -------     -------      --------    --------
      Total Increase (Decrease)
       in Net Assets ........................        38,800                   853       4,601        85,453     182,657
                                                    -------               -------     -------      --------    --------
Net Assets:
    Beginning of Period .....................            --                20,777      16,176       216,387      33,730
                                                    -------               -------     -------      --------    --------
    End of Period ...........................       $38,800               $21,630     $20,777      $301,840    $216,387
                                                    =======               =======     =======      ========    ========

 *  Commencement of Operations.

(1) See Note 6 in the Notes to Financial Statements for additional information.
(2) The STI Classic Institutional High Quality Bond Fund T Shares commenced operations on November 13, 2003. The STI Classic
    Institutional Super Short Income Plus Fund T Shares commenced operations on October 3, 2002.
(3) The STI Classic Institutional U.S. Government Securities Super Short Income Plus L Shares commenced operations on April 16,
    2003.

Amounts designated as "--" are either $0 or round to $0.


------------------------------------------------------------------------------------------------------------------------------------


                                                                            CLASSIC INSTITUTIONAL
                                             CLASSIC INSTITUTIONAL             U.S. GOVERNMENT             CLASSIC INSTITUTIONAL
                                                 TOTAL RETURN               SECURITIES SUPER SHORT            CASH MANAGEMENT
                                                   BOND FUND                   INCOME PLUS FUND              MONEY MARKET FUND
                                             ---------------------       ---------------------------     -------------------------
                                                   10/15/03*-             06/01/03-       06/01/02-       06/01/03-      06/01/02-
                                                    11/30/03              11/30/03        05/31/03        11/30/03       05/31/03
                                                   ----------            ----------      ----------      ----------     ----------
Operations:
  Net Investment Income .....................        $   18               $    817        $  1,239       $   12,612     $    45,953
  Net Realized Gain (Loss) on Investments ...            (1)                  (173)            192               15              13
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments ..........................           (36)                  (537)            356               --              --
                                                     ------               --------        --------       ----------     -----------
  Increase (Decrease) in Net Assets
    from Operations .........................           (19)                   107           1,787           12,627          45,966
                                                     ------               --------        --------       ----------     -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ....................           (18)                  (760)         (1,504)         (12,624)        (45,956)
    Corporate Trust Shares ..................            --                     --              --               --              --
    T Shares ................................            --                     --              --               --              --
    L Shares ................................            --                   (292)            (16)              --              --
Capital Gains:
    Institutional Shares ....................            --                     --             (61)              --              --
    Corporate Trust Shares ..................            --                     --              --               --              --
    T Shares ................................            --                     --              --               --              --
                                                     ------               --------        --------       ----------     -----------
    Total Dividends and Distributions .......           (18)                (1,052)         (1,581)         (12,624)        (45,956)
                                                     ------               --------        --------       ----------     -----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued .............         9,878                 36,070         123,870        3,741,361       8,275,886
    Reinvestment of Cash Distributions ......            15                    371             919            7,724          28,135
    Cost of Shares Repurchased ..............           (24)               (46,731)        (57,852)      (3,991,136)     (8,727,887)
                                                     ------               --------        --------       ----------     -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ...         9,869                (10,290)         66,937         (242,051)       (423,866)
                                                     ------               --------        --------       ----------     -----------
  Corporate Trust Shares:
    Proceeds from Shares Issued .............            --                     --              --               --              --
    Cost of Shares Repurchased ..............            --                     --              --               --              --
                                                     ------               --------        --------       ----------     -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions .            --                     --              --               --              --
                                                     ------               --------        --------       ----------     -----------
T Shares (2):
    Proceeds from Shares Issued .............            --                     --              --               --              --
    Reinvestment of Cash Distributions ......            --                     --              --               --              --
    Cost of Shares Repurchased ..............            --                     --              --               --              --
                                                     ------               --------        --------       ----------     -----------
  Increase in Net Assets
    from T Share Transactions ...............            --                     --              --               --              --
                                                     ------               --------        --------       ----------     -----------
L Shares (3):
    Proceeds from Shares Issued .............            --                 65,027          25,108               --              --
    Reinvestment of Cash Distributions ......            --                    239              14               --              --
    Cost of Shares Repurchased ..............            --                (45,644)         (1,368)              --              --
                                                     ------               --------        --------       ----------     -----------
  Increase in Net Assets
    from L Share Transactions ...............            --                 19,622          23,754               --              --
                                                     ------               --------        --------       ----------     -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ...............         9,869                  9,332          90,691         (242,051)       (423,866)
                                                     ------               --------        --------       ----------     -----------
      Total Increase (Decrease)
       in Net Assets ........................         9,832                  8,387          90,897         (242,048)       (423,856)
                                                     ------               --------        --------       ----------     -----------
Net Assets:
    Beginning of Period .....................            --                119,035          28,138        2,985,750       3,409,606
                                                     ------               --------        --------       ----------     -----------
    End of Period ...........................        $9,832               $127,422        $119,035       $2,743,702     $ 2,985,750
                                                     ======               ========        ========       ==========     ===========


                                                 CLASSIC INSTITUTIONAL            CLASSIC INSTITUTIONAL
                                                    U.S. GOVERNMENT                   U.S. TREASURY
                                              SECURITIES MONEY MARKET FUND     SECURITIES MONEY MARKET FUND
                                              ----------------------------     ----------------------------
                                                 06/01/03-     06/01/02-          06/01/03-     06/01/02-
                                                 11/30/03      05/31/03           11/30/03      05/31/03
                                               ------------  ------------       ------------  ------------
Operations:
  Net Investment Income .....................   $     4,046   $    14,586        $     5,992   $    22,122
  Net Realized Gain (Loss) on Investments ...            --            --                574           900
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments ..........................            --            --                 --            --
                                                -----------   -----------        -----------   -----------
  Increase (Decrease) in Net Assets
    from Operations .........................         4,046        14,586              6,566        23,022
                                                -----------   -----------        -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ....................        (4,046)      (14,586)            (2,370)       (6,751)
    Corporate Trust Shares ..................            --            --             (4,119)      (15,371)
    T Shares ................................            --            --                 --            --
    L Shares ................................            --            --                 --            --
Capital Gains:
    Institutional Shares ....................            --            --                 --          (290)
    Corporate Trust Shares ..................            --            --                 --          (844)
    T Shares ................................            --            --                 --            --
                                                -----------   -----------        -----------   -----------
    Total Dividends and Distributions .......        (4,046)      (14,586)            (6,489)      (23,256)
                                                -----------   -----------        -----------   -----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from Shares Issued .............     1,330,225     2,229,173          1,788,758     3,267,354
    Reinvestment of Cash Distributions ......         1,387         4,993              1,828         5,216
    Cost of Shares Repurchased ..............    (1,414,180)   (2,219,814)        (1,761,388)   (3,170,785)
                                                -----------   -----------        -----------   -----------
  Increase (Decrease) in Net Assets
    from Institutional Share Transactions ...       (82,568)       14,352             29,198       101,785
                                                -----------   -----------        -----------   -----------
  Corporate Trust Shares:
    Proceeds from Shares Issued .............            --            --          1,709,402     3,516,733
    Cost of Shares Repurchased ..............            --            --         (1,385,879)   (4,022,699)
                                                -----------   -----------        -----------   -----------
  Increase (Decrease) in Net Assets
    from Corporate Trust Share Transactions .            --            --            323,523      (505,966)
                                                -----------   -----------        -----------   -----------
T Shares (2):
    Proceeds from Shares Issued .............            --            --                 --            --
    Reinvestment of Cash Distributions ......            --            --                 --            --
    Cost of Shares Repurchased ..............            --            --                 --            --
                                                -----------   -----------        -----------   -----------
  Increase in Net Assets
    from T Share Transactions ...............            --            --                 --            --
                                                -----------   -----------        -----------   -----------
L Shares (3):
    Proceeds from Shares Issued .............            --            --                 --            --
    Reinvestment of Cash Distributions ......            --            --                 --            --
    Cost of Shares Repurchased ..............            --            --                 --            --
                                                -----------   -----------        -----------   -----------
  Increase in Net Assets
    from L Share Transactions ...............            --            --                 --            --
                                                -----------   -----------        -----------   -----------
    Increase (Decrease) in Net Assets
      from Share Transactions ...............       (82,568)       14,352            352,721      (404,181)
                                                -----------   -----------        -----------   -----------
      Total Increase (Decrease)
       in Net Assets ........................       (82,568)       14,352            352,798      (404,415)
                                                -----------   -----------        -----------   -----------
Net Assets:
    Beginning of Period .....................     1,040,066     1,025,714          1,952,250     2,356,665
                                                -----------   -----------        -----------   -----------
    End of Period ...........................   $   957,498   $ 1,040,066        $ 2,305,048   $ 1,952,250
                                                ===========   ===========        ===========   ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 28.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                            VALUE,         NET       AND UNREALIZED                    FROM             FROM            TOTAL
                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED      DIVIDENDS AND
                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
                         ------------   ----------   --------------   ----------   --------------   -------------   -------------

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Institutional Shares
           2003 (A)         $10.00       $0.02(I)      $(0.01)(I)       $0.01         $(0.02)          $   --          $(0.02)
T Shares
           2003 (B)         $10.00       $0.01(I)      $(0.01)(I)       $  --         $(0.01)          $   --          $(0.01)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2003**           $10.24       $0.10(I)      $(0.09)(I)       $0.01         $(0.10)          $   --          $(0.10)
           2003              10.03        0.24           0.36            0.60          (0.24)           (0.15)          (0.39)
           2002 (C)          10.00        0.01           0.03            0.04          (0.01)              --           (0.01)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003**           $ 2.02       $0.02(I)      $(0.01)(I)       $0.01         $(0.02)          $   --          $(0.02)
           2003               2.00        0.04           0.02            0.06          (0.04)              --*          (0.04)
           2002 (D)           2.00        0.01             --            0.01          (0.01)              --           (0.01)
T Shares
           2003**           $ 2.01       $0.01(I)      $(0.01)(I)       $  --         $(0.01)          $   --          $(0.01)
           2003 (E)           2.02        0.02          (0.01)           0.01          (0.02)              --*          (0.02)

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Institutional Shares
           2003 (F)         $10.00       $0.03(I)      $   --(I)        $0.03         $(0.03)          $   --          $(0.03)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003**           $ 2.01       $0.02(I)      $(0.01)(I)       $0.01         $(0.02)          $   --          $(0.02)
           2003               2.00        0.04           0.01            0.05          (0.04)              --*          (0.04)
           2002 (G)           2.00        0.01             --            0.01          (0.01)              --           (0.01)
L Shares
           2003**           $10.01       $0.06(I)      $(0.06)(I)       $  --         $(0.06)          $   --          $(0.06)
           2003 (H)          10.00        0.02           0.01            0.03          (0.02)              --*          (0.02)

  + Returns are for the period indicated and have not been annualized.
  * Amount represents less than $0.01 per share.
 ** For the six month period ended November 30, 2003. All ratios for the period have been annualized.
(A) Commenced operations on October 27, 2003. All ratios have been annualized.
(B) Commenced operations on November 13, 2003. All ratios have been annualized.
(C) Commenced operations on May 14, 2002. All ratios have been annualized.
(D) Commenced operations on April 15, 2002. All ratios have been annualized.
(E) Commenced operations on October 3, 2002. All ratios have been annualized.
(F) Commenced operations on October 15, 2003. All ratios have been annualized.
(G) Commenced operations on April 11, 2002. All ratios have been annualized.
(H) Commenced operations on April 16, 2003. All ratios have been annualized.
(I) Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or round to $0.


------------------------------------------------------------------------------------------------------------------------------------





                                                                                     RATIO OF            RATIO OF
                          NET ASSET           NET ASSETS,      RATIO OF NET       NET INVESTMENT        EXPENSES TO      PORTFOLIO
                         VALUE, END   TOTAL      END OF        EXPENSES TO          INCOME TO       AVERAGE NET ASSETS   TURNOVER
                          OF PERIOD  RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  (EXCLUDING WAIVERS)    RATE
                         ----------  -------  ------------  ------------------  ------------------  -------------------  ---------

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Institutional Shares
           2003 (A)        $ 9.99     0.05%     $ 17,102          0.64%               1.77%                0.84%            15%
T Shares
           2003 (B)        $ 9.99    (0.02)%    $ 21,698          0.82%               2.20%                1.02%            15%

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
           2003**          $10.15     0.12%     $ 21,630          0.51%               1.99%                1.01%            23%
           2003             10.24     6.08        20,777          0.52                2.32                 1.02            146
           2002 (C)         10.03     0.41        16,176          0.57                2.60                 1.07             --

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003**          $ 2.01     0.26%     $157,091          0.31%               1.51%                0.86%            29%
           2003              2.02     3.16       146,590          0.31                1.84                 0.86             56
           2002 (D)          2.00     0.30        33,730          0.36                2.44                 0.91             30
T Shares
           2003**          $ 2.00     0.16%     $144,749          0.51%               1.31%                0.86%            29%
           2003 (E)          2.01     0.64        69,797          0.57                1.43                 0.92             56

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Institutional Shares
           2003 (F)        $10.00     0.30%     $  9,832          0.55%               2.41%                0.75%            36%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
           2003**          $ 2.00     0.26%     $ 84,358          0.23%               1.51%                0.76%            58%
           2003              2.01     2.80        95,277          0.23                1.76                 0.76             87
           2002 (G)          2.00     0.32        28,138          0.30                2.42                 0.83             34
L Shares
           2003**          $ 9.95     0.04%     $ 43,064          0.47%               1.26%                0.93%            58%
           2003 (H)         10.01     0.27        23,758          0.47                0.99                 1.06             87


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                          NET ASSET                                                          DIVIDENDS        DISTRIBUTIONS
                            VALUE,           NET          NET REALIZED                         FROM               FROM
                         BEGINNING OF     INVESTMENT      GAIN (LOSS)       TOTAL FROM     NET INVESTMENT       REALIZED
                            PERIOD          INCOME       ON INVESTMENTS     OPERATIONS         INCOME         CAPITAL GAINS
                         ------------     ----------     --------------     ----------     --------------     -------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2003**            $1.00         $  --(C)           $--(C)           $  --          $   --++             $--
           2003               1.00          0.01               --               0.01           (0.01)               --
           2002               1.00          0.03               --               0.03           (0.03)               --
           2001               1.00          0.06               --               0.06           (0.06)               --
           2000               1.00          0.05               --               0.05           (0.05)               --
           1999*              1.00          0.02               --               0.02           (0.02)               --
           For the years ended January 31:
           1999               1.00          0.05               --               0.05           (0.05)               --

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2003**            $1.00         $  --(C)           $--(C)           $  --          $   --++             $--
           2003               1.00          0.01               --               0.01           (0.01)               --
           2002               1.00          0.03               --               0.03           (0.03)               --
           2001               1.00          0.06               --               0.06           (0.06)               --
           2000               1.00          0.05               --               0.05           (0.05)               --
           1999*              1.00          0.02               --               0.02           (0.02)               --
           For the years ended January 31:
           1999               1.00          0.05               --               0.05           (0.05)               --

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2003**            $1.00         $  --(C)           $--(C)           $  --          $   --++             $--
           2003               1.00          0.01               --               0.01           (0.01)               --++
           2002               1.00          0.02               --               0.02           (0.02)               --
           2001               1.00          0.06               --               0.06           (0.06)               --
           2000               1.00          0.05               --               0.05           (0.05)               --
           1999               1.00          0.05               --               0.05           (0.05)               --
Corporate Trust Shares
           2003**            $1.00         $  --(C)           $--(C)           $  --          $   --++             $--
           2003               1.00          0.01               --               0.01           (0.01)               --++
           2002               1.00          0.02               --               0.02           (0.02)               --
           2001               1.00          0.05               --               0.05           (0.05)               --
           2000 (D)           1.00          0.05               --               0.05           (0.05)               --

  + Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
 ++ Amount represents less than $0.01 per share.
  * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
 ** For the six month period ended November 30, 2003. All ratios for the period have been annualized.
(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic
    Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.


------------------------------------------------------------------------------------------------------------------------------------





                                                                                                 RATIO OF            RATIO OF
                        TOTAL        NET ASSET            NET ASSETS,      RATIO OF NET       NET INVESTMENT        EXPENSES TO
                    DIVIDENDS AND   VALUE, END    TOTAL      END OF        EXPENSES TO          INCOME TO       AVERAGE NET ASSETS
                    DISTRIBUTIONS    OF PERIOD   RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  (EXCLUDING WAIVERS)
                    -------------   ----------  --------  ------------  ------------------  ------------------  -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2003**      $   --++       $1.00       0.43%     $2,743,702        0.25%               0.86%                0.29%
           2003         (0.01)         1.00       1.46       2,985,750        0.25                1.45                 0.29
           2002         (0.03)         1.00       2.68       3,409,606        0.25                2.61                 0.29
           2001         (0.06)         1.00       6.13       3,229,400        0.25                5.91                 0.30
           2000         (0.05)         1.00       5.56       2,311,685        0.25                5.42                 0.30
           1999*        (0.02)         1.00       1.58       1,888,483        0.25                4.79                 0.35
           For the years ended January 31:
           1999         (0.05)         1.00       5.46         884,490        0.23                5.31                 0.35

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2003**      $   --++       $1.00       0.41%     $  957,498        0.26%               0.82%                0.29%
           2003         (0.01)         1.00       1.40       1,040,066        0.26                1.39                 0.29
           2002         (0.03)         1.00       2.61       1,025,714        0.27                2.49                 0.30
           2001         (0.06)         1.00       5.98         896,189        0.26                5.72                 0.29
           2000         (0.05)         1.00       5.39         650,626        0.25                5.27                 0.29
           1999*        (0.02)         1.00       1.56         617,089        0.25                4.73                 0.36
           For the years ended January 31:
           1999         (0.05)         1.00       5.30         688,031        0.23                5.18                 0.36

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2003**      $   --++       $1.00       0.39%     $  682,570        0.26%               0.73%                0.29%
           2003         (0.01)         1.00       1.30         653,340        0.26                1.23                 0.29
           2002         (0.02)         1.00       2.28         551,599        0.26                2.25                 0.30
           2001         (0.06)         1.00       5.74         580,227        0.27                5.44                 0.30
           2000         (0.05)         1.00       5.25         329,725        0.25                5.17                 0.31
           1999         (0.05)         1.00       4.97         283,525        0.20                4.83                 0.47
Corporate Trust Shares
           2003**      $   --++       $1.00       0.29%     $1,622,478        0.46%               0.53%                0.49%
           2003         (0.01)         1.00       1.10       1,298,910        0.46                1.05                 0.49
           2002         (0.02)         1.00       2.08       1,805,066        0.46                2.11                 0.50
           2001         (0.05)         1.00       5.53       1,303,630        0.46                5.38                 0.50
           2000 (D)     (0.05)         1.00       5.02       1,138,541        0.45                4.93                 0.49

(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is
    the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Per share data calculated using average shares method.
(D) Commenced operations on June 3, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 44 funds as of November 30, 2003. The financial statements presented herein are those of the Classic Institutional High Quality Bond Fund, the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional Total Return Bond Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: Institutional shares, T shares (formerly Trust shares), Corporate Trust shares and L shares (formerly Flex shares). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Money Market securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)


     interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated June 15, 1993, and last amended September 4, 2003.

Under terms of the agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                                         MAXIMUM
                                                                         ANNUAL
                                                                        ADVISORY
                                                                           FEE
                                                                        --------
Classic Institutional High Quality Bond Fund .........................    0.50%
Classic Institutional Short-Term Bond Fund ...........................    0.60
Classic Institutional Super Short Income
   Plus Fund .........................................................    0.50
Classic Institutional Total Return Bond Fund .........................    0.45
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ......................................    0.40
Classic Institutional Cash Management
   Money Market Fund .................................................    0.20
Classic Institutional U.S. Government Securities
   Money Market Fund .................................................    0.20
Classic Institutional U.S. Treasury Securities
   Money Market Fund .................................................    0.20

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. The Administrator has voluntarily agreed to waive all or a portion of their fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution and Service Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Institutional, Corporate Trust, and T Shares of any Fund. With respect to the L Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund the Distributor receives 0.40%, pursuant to a Distribution and Service Plan.

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SHAREHOLDER SERVICING AGREEMENT -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Funds. The Fund is currently paying SunTrust an annual rate of 0.20%.

The Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond, Classic Institutional Super Short Income Plus, Classic Institutional Total Return Bond Fund, and Classic Institutional U.S. Government Securities Super Short Income Plus Funds have adopted a Shareholder Services Plan whereby each Fund pays SunTrust a monthly shareholder services fee as outlined below, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own shares of the Fund. SunTrust has voluntarily agreed to waive all or a portion of its fees in order to limit operating expenses. These fee waivers are voluntary and may be terminated at any time.

                                                       MAXIMUM
                                                        ANNUAL         MAXIMUM
                                                     SHAREHOLDER       ANNUAL
                                                     SERVICE FEE     SHAREHOLDER
                                                    (INSTITUTIONAL   SERVICE FEE
                                                        SHARES)      (T SHARES)
                                                    --------------   -----------
Classic Institutional High Quality
  Bond Fund ....................................         0.25%          0.40%
Classic Institutional Short-Term
  Bond Fund ....................................         0.25             --
Classic Institutional Super Short
  Income Plus Fund .............................         0.25           0.25
Classic Institutional Total Return
  Bond Fund ....................................         0.25             --
Classic Institutional U.S. Government
  Securities Super Short Income
  Plus Fund ....................................         0.25             --

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agent shareholder service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.

CUSTODIAN AGREEMENT -- SunTrust Bank (the "Custodian") acts as custodian for the Funds. The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six month period ended November 30, 2003, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield, earned by the Funds on those repurchase agreements:

                                                                          FEES
                                                                       --------
Classic Institutional Super Short Income
   Plus Fund ......................................................... $  7,581
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund ......................................    4,858
Classic Institutional Cash Management Money
   Market Fund .......................................................  122,981
Classic Institutional U.S. Government Securities
   Money Market Fund .................................................   71,493
Classic Institutional U.S. Treasury Securities
   Money Market Fund .................................................  399,367

4. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the six month period ended November 30, 2003, were as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ---------    -------
Classic Institutional High Quality
   Bond Fund ..........................................    $ 3,480     $    --
Classic Institutional Short-Term
   Bond Fund ..........................................      2,933       2,226
Classic Institutional Super Short
    Income Plus Fund ..................................     21,868      11,882
Classic Institutional Total Return
   Bond Fund ..........................................      3,152          --

The cost of purchases and proceeds from sales of U.S. Government securities, for the six month period ended November 30, 2003, were as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                          ---------    -------
Classic Institutional High Quality
   Bond Fund ..........................................    $37,847     $ 3,577
Classic Institutional Short-Term
   Bond Fund ..........................................      3,421       2,435
Classic Institutional Super Short
   Income Plus Fund ...................................     22,810      16,873
Classic Institutional Total Return
   Bond Fund ..........................................      8,206       2,609
Classic Institutional U.S. Government
   Securities Super Short Income
   Plus Fund ..........................................     26,029      35,145

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


At November 30, 2003, the aggregate gross unrealized appreciation and depreciation for securities held by the Funds was as follows:

                                                     AGGREGATE            AGGREGATE                NET
                                                       GROSS                GROSS              UNREALIZED
                                                    UNREALIZED           UNREALIZED           APPRECIATION
                                                   APPRECIATION         DEPRECIATION         (DEPRECIATION)
                                                       (000)                (000)                 (000)
                                                   ------------         ------------         --------------
Classic Institutional High Quality Bond Fund           $ 23                $ (96)                $ (73)
Classic Institutional Short-Term Bond Fund              145                  (40)                  105
Classic Institutional Super Short Income Plus Fund      543                 (505)                   38
Classic Institutional Total Return Bond Fund             12                  (48)                  (36)
Classic Institutional U.S. Government Securities
   Super Short Income Plus Fund                         119                 (240)                 (121)

                       This page intentionally left blank

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003


6. Capital Share Transactions:

Capital share transactions for the Funds were as follows (000):

                                         CLASSIC                      CLASSIC                      CLASSIC
                                      INSTITUTIONAL                INSTITUTIONAL                INSTITUTIONAL
                                      HIGH QUALITY                  SHORT-TERM                   SUPER SHORT
                                          BOND                         BOND                      INCOME PLUS
                                          FUND                         FUND                         FUND
                                  ---------------------      -------------------------    ------------------------
                                        10/27/03-             06/01/03-      06/01/02-     06/01/03-     06/01/02-
                                        11/30/03              11/30/03       05/31/03      11/30/03      05/31/03
                                       -----------           -----------    -----------   -----------   ----------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued ...............           1,711                  657          1,113        48,553        94,687
     Shares Issued in Lieu
       of Cash Distributions .....               1                    9             44            85            62
     Shares Redeemed .............              --                 (563)          (741)      (43,015)      (39,084)
                                       -----------           ----------      ---------     ---------     ---------
     Net Institutional
       Share Transactions ........           1,712                  103            416         5,623        55,665
                                       -----------           ----------      ---------     ---------     ---------
   T Shares:
     Shares Issued ...............           2,173                   --             --        51,557        37,979
     Shares Issued in Lieu of
       Cash Distributions ........              --                   --             --            44            18
     Shares Redeemed .............              --                   --             --       (13,944)       (3,309)
                                       -----------           ----------      ---------     ---------     ---------
     Net T Share Transactions ....           2,173                   --             --        37,657        34,688
                                       -----------           ----------      ---------     ---------     ---------
   L Shares:
     Shares Issued ...............              --                   --             --            --            --
     Shares Issued in Lieu of
       Cash Distributions ........              --                   --             --            --            --
     Shares Redeemed .............              --                   --             --            --            --
                                       -----------           ----------      ---------     ---------     ---------
     Net L Share Transactions ....              --                   --             --            --            --
                                       -----------           ----------      ---------     ---------     ---------
     Net Change in Capital Shares            3,885                  103            416        43,280        90,353
                                       ===========           ==========      =========     =========     =========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


                                                CLASSIC                      CLASSIC
                                             INSTITUTIONAL                INSTITUTIONAL
                                             TOTAL RETURN          U.S. GOVERNMENT SECURITIES
                                                 BOND                SUPER SHORT INCOME PLUS
                                                 FUND                         FUND
                                          -------------------      --------------------------
                                               10/15/03-            06/01/03-       06/01/02-
                                               11/30/03             11/30/03        05/31/03
                                              -----------          ----------      ----------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued ...................                985             17,973           61,485
     Shares Issued in Lieu
       of Cash Distributions .........                 --                185              455
     Shares Redeemed .................                 (2)           (23,327)         (28,680)
                                              -----------          ---------        ---------
     Net Institutional
       Share Transactions ............                983             (5,169)          33,260
                                              -----------          ---------        ---------
   T Shares:
     Shares Issued ...................                 --                 --               --
     Shares Issued in Lieu of
       Cash Distributions ............                 --                 --               --
     Shares Redeemed .................                 --                 --               --
                                              -----------          ---------        ---------
     Net T Share Transactions ........                 --                 --               --
                                              -----------          ---------        ---------
   L Shares:
     Shares Issued ...................                 --              6,512            2,509
     Shares Issued in Lieu of
       Cash Distributions ............                 --                 24                1
     Shares Redeemed .................                 --             (4,581)            (137)
                                              -----------          ---------        ---------
     Net L Share Transactions ........                 --              1,955            2,373
                                              -----------          ---------        ---------
     Net Change in Capital Shares ....                983             (3,214)          35,633
                                              ===========          =========        =========

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003                                 (UNAUDITED)


                                                  CLASSIC                      CLASSIC                    CLASSIC
                                               INSTITUTIONAL                INSTITUTIONAL              INSTITUTIONAL
                                              CASH MANAGEMENT              U.S. GOVERNMENT             U.S. TREASURY
                                               MONEY MARKET               SECURITIES MONEY            SECURITIES MONEY
                                                   FUND                      MARKET FUND                MARKET FUND
                                         ------------------------     ------------------------     -----------------------
                                         06/01/03-      06/01/02-     06/01/03-      06/01/02-     06/01/03-     06/01/02-
                                         11/30/03       05/31/03      11/30/03       05/31/03      11/30/03      05/31/03
                                         ---------      ---------     ---------      ---------     ---------     ---------
   Shares Issued and Redeemed:
   Institutional Shares:
     Shares Issued ...................   3,741,361      8,275,886     1,330,225      2,229,173     1,788,758     3,267,354
     Shares Issued in Lieu
       of Cash Distributions .........       7,724         28,135         1,387          4,993         1,828         5,216
     Shares Redeemed .................  (3,991,136)    (8,727,887)   (1,414,180)    (2,219,814)   (1,761,388)   (3,170,785)
                                        ----------     ----------    ----------     ----------    ----------    ----------
   Net Institutional
     Share Transactions ..............    (242,051)      (423,866)      (82,568)        14,352        29,198       101,785
                                        ----------     ----------    ----------     ----------    ----------    ----------
   Corporate Trust Shares:
     Shares Issued ...................          --             --            --             --     1,709,402     3,516,733
     Shares Redeemed .................          --             --            --             --    (1,385,879)   (4,022,699)
                                        ----------     ----------    ----------     ----------    ----------    ----------
   Net Corporate Trust
     Share Transactions ..............          --             --            --             --       323,523      (505,966)
                                        ----------     ----------    ----------     ----------    ----------    ----------
   Net Change in Capital Shares ......    (242,051)      (423,866)      (82,568)        14,352       352,721      (404,181)
                                        ==========     ==========    ==========     ==========    ==========    ==========

7. Concentrations/Risk:

The Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


8. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust -- Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                    DISTRIBUTOR
                         SEI Investments Distribution Co.

                This information must be preceded or accompanied by
                   a current prospectus for each Fund described.


                                                                 STI-SA-004-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds


By (Signature and Title)*                 /s/James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04


By (Signature and Title)*                 /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, CFO

Date 01/23/04
* Print the name and title of each signing officer under his or her signature.